Total
Investor Class Shares | SA U.S. Fixed Income Fund
SA U.S. Fixed Income Fund
GOAL
The Fund’s goal is to maximize total return available from a universe of higher-quality fixed income investments maturing in one to ten years from the date of settlement.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class Shares SA U.S. Fixed Income Fund SA U.S. Fixed Income Fund USD ($)
Sales charge (load) imposed on purchases	none
Sales charge (load) imposed on reinvested dividends	none
Redemption fee	none
Exchange fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Investor Class Shares SA U.S. Fixed Income Fund SA U.S. Fixed Income Fund
Management fees
Shareholder servicing fee
Other expenses
Total annual Fund operating expenses
Fee waiver and/or expense reimbursement	[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement
[1]	The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses so that the total annual fund operating expenses (excluding interest, taxes, brokerage commissions, redemption liquidity service expenses, acquired fund fees and expenses and extraordinary expenses) are limited to 0.40%. This expense limitation will remain in effect until October 28, 2025 and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund.

expense example

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense limitation remains in place for the time period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class Shares | SA U.S. Fixed Income Fund | SA U.S. Fixed Income Fund | USD ($)

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing primarily in:

•	obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities;
•	dollar-denominated obligations of foreign issuers issued in the United States;
•	bank obligations, including those of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers’ acceptances;
•	corporate debt obligations;
•	commercial paper;
•	obligations of supranational organizations, such as the World Bank and the European Investment Bank; and
•	repurchase agreements.

Generally, the Fund acquires obligations that mature between one and ten years from the date of settlement. The Fund has a non-fundamental investment policy that, under normal circumstances, it will invest at least 80% of its net assets in fixed income securities issued in the U.S.

During normal market conditions, the Fund will seek to maintain an average portfolio duration within minus half a year to plus one year (-0.5 to 1.0 years) of the average duration of the Morningstar® U.S. 1-3 Year Government and Corporate Bond IndexSM. As of [  ], the average duration of the index was [  ] years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Fund generally invests in fixed income securities that are rated investment grade. The Fund considers fixed income securities to be investment grade if, at the time of investment, they are rated at least BBB- by S&P Global Ratings (“S&P”), Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or BBB- by Fitch Ratings Inc. (“Fitch”) or, if unrated, have been determined by Dimensional Fund Advisors LP (the “Sub-Adviser”) to be of comparable quality.

With respect to corporate debt securities (e.g., bonds and debentures), the Fund generally invests in investment grade securities that are issued by U.S. issuers and dollar-denominated obligations of foreign issuers issued in the U.S.

The Fund may invest in U.S. Treasury bonds, bills and notes and obligations of federal agencies or instrumentalities, including inflation-protected securities such as Treasury Inflation-Protected Securities (TIPS). Normally, the Fund may invest up to 20% of its net assets in TIPS. Some U.S. government obligations that the Fund may invest in, such as Treasury bills, notes and bonds and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the United States, while others such as those of or guaranteed by the Federal Home Loan Banks, Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are not.

The Fund will invest more than 25% of its total assets in dollar-denominated obligations of U.S. banks and U.S. subsidiaries and branches of foreign banks and bank holding companies when the yield to maturity on these investments exceeds the yield to maturity on all other eligible portfolio investments of similar quality for a period of five consecutive days during which the New York Stock Exchange (“NYSE”) is open for trading. To determine that yields on dollar-denominated bank obligations are more attractive than yields on all other eligible portfolio investments of similar quality, the Sub-Adviser will examine the yield to maturity information for available fixed income securities of other industry sectors as compared to bank obligations after eliminating individual securities in each industry sector that would not be eligible for investment by the Fund. If the yield to maturity for eligible bank obligations is higher than that of eligible portfolio investments of similar quality of all other industry sectors, investments in bank obligations will be considered to have a yield that generally exceeds the yield on other eligible investments as a group. When investments in such bank obligations exceed 25% of the Fund’s total assets, the Fund’s investments will be concentrated in the banking industry.

The types of bank and bank holding company obligations in which the Fund may invest include, without limitation: dollar-denominated certificates of deposit, bankers’ acceptances, commercial paper, repurchase agreements and other debt obligations that mature between one and ten years of the date of settlement, provided such obligations meet the Fund’s established credit rating or other criteria. Commercial paper and certificates of deposit must, at the time of investment, be rated at least A-3 by S&P, P-3 by Moody’s or F3 by Fitch or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated at least BBB- by S&P or Fitch or Baa3 by Moody’s.

All ratings described above apply at the time of investment.

PRINCIPAL INVESTMENT RISKS

The Fund’s share price and yield may change daily because of changes in interest rates and other market conditions and factors. Therefore, you may lose money if you invest in the Fund.

The principal risks that apply to the Fund are:

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns for certain time periods compare to those of a broad-based securities market index. The table also includes the performance of an additional index with a similar investment universe as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

Annual Total Returns (per calendar year) [To be filed by amendment]

The year-to-date return through the calendar quarter ended September 30, 2024 was [  ]%.

Highest/lowest quarterly return during the periods shown:

	Quarter Ended	Total Return
Best Quarter	[03/31/2019]	[0.81]%
Worst Quarter	[03/31/2022]	[(3.69)]%

Average Annual Total Returns (for periods ended December 31, 2023)
Average Annual Total Returns - Investor Class Shares - SA U.S. Fixed Income Fund		1 Year	5 Years	10 Years
SA U.S. Fixed Income Fund
SA U.S. Fixed Income Fund | After Taxes on Distributions
SA U.S. Fixed Income Fund | After Taxes on Distributions and Sales
Morningstar U.S. Core Bd TR USD Index	[1]
Morningstar® U.S. 1-3 Yr Composite Government and Corporate Bond Index	[2]
[1]	Effective June 30, 2024, the Morningstar U.S. Core Bd TR USD IndexSM became the Fund’s broad-based securities market index (also referred to as the “Primary Benchmark”). The Morningstar U.S. Core Bd TR USD IndexSM serves as the Fund’s regulatory index and provides a broad measure of market performance. The Morningstar® U.S. 1-3 Yr Composite Government and Corporate Bond IndexSM is the Fund’s additional index (also referred to as the “Secondary Benchmark”) and is more representative of the Fund’s investment universe than the regulatory index.
[2]	Prior to June 30, 2024, the Morningstar® U.S. 1-3 Yr Composite Government and Corporate Bond IndexSM was the Fund’s broad-based securities market index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Investor Class Shares | SA U.S. Fixed Income Fund | Risk Lose Money [Member]
The Fund’s share price and yield may change daily because of changes in interest rates and other market conditions and factors. Therefore, you may lose money if you invest in the Fund.
Investor Class Shares | SA U.S. Fixed Income Fund | Market Risk [Member]

• Market Risk: The value of securities may go up or down in response to the prospects of individual issuers, general economic or market conditions, pandemics or other national/international health and safety emergencies, war or other conflicts around the globe, and/or investor behavior that leads investors’ perceptions of value (as reflected in the price of the security) to diverge from fundamental value.

Investor Class Shares | SA U.S. Fixed Income Fund | Interest Rate and Related Risks [Member]

• Interest Rate and Related Risks: Generally, when market interest rates rise, the value of debt securities declines, and vice versa. Investing in such securities means that the Fund’s net asset value will tend to decline if market interest rates rise. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. In addition, fluctuations in interest rates may adversely affect the liquidity of certain fixed-income securities held by the Fund.

Investor Class Shares | SA U.S. Fixed Income Fund | Inflation-Protected Securities Interest Rate Risk [Member]

• Inflation-Protected Securities Interest Rate Risk: Inflation-protected securities may react differently from other fixed income securities to changes in interest rates. Because interest rates on inflation-protected securities are adjusted for inflation, the values of these securities are not materially affected by inflation expectations. Therefore, the value of inflation-protected securities is anticipated to change in response to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

Investor Class Shares | SA U.S. Fixed Income Fund | Inflation-Protected Securities Tax Risk [Member]

• Inflation-Protected Securities Tax Risk: Any increase in the principal amount of an inflation-protected security may be included for tax purposes in the Fund’s gross income, even though no cash attributable to such gross income has been received by the Fund. In such an event, the Fund may be required to make annual gross distributions to shareholders that exceed the cash it has otherwise received. To pay such distributions, the Fund may be required to raise cash by selling its investments. The sale of such investments could result in capital gains to the Fund and additional capital gain distributions to shareholders. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by the Fund may cause amounts previously distributed to shareholders in the taxable year as income to be characterized as a return of capital.

Investor Class Shares | SA U.S. Fixed Income Fund | Risks of Investing for Inflation Protection [Member]

• Risks of Investing for Inflation Protection: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Fund may be irregular. Although the U.S. Treasury guarantees to pay at maturity at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by the Fund may not pay any income and the Fund may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the Fund’s value. If interest rates rise due to reasons other than inflation, the Fund’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. In addition, positive adjustments to principal generally will result in taxable income to the Fund at the time of such adjustments (which generally would be distributed by the Fund as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Investor Class Shares | SA U.S. Fixed Income Fund | Credit Risk [Member]

• Credit Risk: The risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. The downgrade of the credit rating of a security may decrease its value.

Investor Class Shares | SA U.S. Fixed Income Fund | Income Risk [Member]
• Income Risk: The Fund’s distributions of income to shareholders may decline when prevailing interest rates fall or if the Fund experiences defaults on debt securities it holds.
Investor Class Shares | SA U.S. Fixed Income Fund | Call Risk [Member]

• Call Risk: Call risk is the risk that during periods of falling interest rates, an issuer will call or repay a higher-yielding fixed income security before its maturity date, forcing the Fund to reinvest in fixed income securities with lower interest rates than the original obligations.

Investor Class Shares | SA U.S. Fixed Income Fund | Investment Grade Securities Risk [Member]

• Investment Grade Securities Risk: Fixed income securities commonly are rated by national bond ratings agencies. Securities rated in the lower investment grade rating categories (e.g., BBB by S&P or Fitch or Baa by Moody’s) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

Investor Class Shares | SA U.S. Fixed Income Fund | U.S. Government Securities Risk [Member]

• U.S. Government Securities Risk: U.S. government guarantees on fixed income securities do not extend to shares of the Fund itself and do not guarantee the market price of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit.

Investor Class Shares | SA U.S. Fixed Income Fund | Sector Risk [Member]

• Sector Risk: Companies with similar characteristics may be grouped together in broad categories called sectors. The Fund may be overweight in certain sectors at various times. To the extent the Fund invests more heavily in a particular sector, its performance will be especially sensitive to any economic, business, regulatory or other developments which generally affect that sector. Individual sectors may underperform other sectors or the market as a whole.

Investor Class Shares | SA U.S. Fixed Income Fund | Banking Concentration Risk [Member]

• Banking Concentration Risk: To the extent the Fund invests more than 25% of its total assets in bank and bank holding company obligations, such banking industry investments would link the performance of the Fund to changes in the performance of the banking industry generally. Banks are subject to extensive government regulation that may affect the scope of their activities, their profitability, the prices that they can charge and the amount of capital that they must maintain. In addition, unstable interest rates can have a disproportionate effect on the banking industry; banks whose securities the Fund may purchase may themselves have concentrated portfolios of loans or investments that make them vulnerable to economic conditions that affect that industry.

Investor Class Shares | SA U.S. Fixed Income Fund | European Economic Risk [Member]

• European Economic Risk: The European Union’s (“EU”) Economic and Monetary Union requires member countries to comply with restrictions on interest rates, deficits, debt levels, inflation rates and other factors, each of which may significantly impact every European country. The economies of EU member countries and their trading partners may be adversely affected by changes in the Euro’s exchange rate, changes in EU or governmental regulations on trade, and the threat of default or default by an EU member country on its sovereign debt, which could negatively impact the Fund’s investments and cause it to lose money.

Investor Class Shares | SA U.S. Fixed Income Fund | Foreign Government and Supranational Organization Obligations Risk [Member]

• Foreign Government and Supranational Organization Obligations Risk: Investments in foreign government obligations are exposed to the direct or indirect consequences of political, social, and economic changes in various countries. There is generally limited legal recourse in the event of a default with respect to foreign government and supranational organization obligations.

Investor Class Shares | SA U.S. Fixed Income Fund | Foreign Securities Risk [Member]

• Foreign Securities Risk: U.S. dollar-denominated securities of foreign issuers or U.S. subsidiaries or branches of foreign banks involve risks in addition to those associated with comparable U.S. securities. These risks may include social, political or economic instability; nationalization or expropriation of assets; changes in tax policy; and less stringent accounting, auditing, financial reporting, and legal standards and practices.

Investor Class Shares | SA U.S. Fixed Income Fund | Liquidity Risk [Member]

• Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that the Fund holds illiquid investments, the Fund’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced during periods of market turmoil or economic uncertainty.

Investor Class Shares | SA U.S. Fixed Income Fund | Operational Risk [Member]

• Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes that result in events or circumstances that negatively impact the operations of the Fund and that may adversely impact Fund performance. Various operational events or circumstances are outside the Adviser’s and Sub-Adviser’s control, including instances at third parties. The Fund, the Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Investor Class Shares | SA U.S. Fixed Income Fund | Cybersecurity Risk [Member]

• Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. Cyber-attacks affecting the Fund, any of its service providers or any issuer in which the Fund invests may adversely impact the Fund.

Investor Class Shares | SA U.S. Fixed Income Fund | Management Risk [Member]

• Management Risk: The investment techniques and risk analyses applied by the Sub-Adviser may not produce the desired results. Furthermore, legislative, regulatory, or tax restrictions, policies, or developments may affect the investment techniques available to the Sub-Adviser in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Investor Class Shares | SA U.S. Fixed Income Fund | Large Investor Risk [Member]

• Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may: affect the performance of the Fund; increase realized capital gains; accelerate the realization of taxable income to shareholders; and increase transaction costs and/or other expenses for the Fund.

Investor Class Shares | SA Global Fixed Income Fund
SA Global Fixed Income Fund
GOAL
The Fund’s goal is to maximize total return available from a universe of higher-quality fixed income investments maturing in one to ten years from the date of settlement.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class Shares SA Global Fixed Income Fund SA Global Fixed Income Fund USD ($)
Sales charge (load) imposed on purchases	none
Sales charge (load) imposed on reinvested dividends	none
Redemption fee	none
Exchange fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Investor Class Shares SA Global Fixed Income Fund SA Global Fixed Income Fund
Management fees
Shareholder servicing fee
Other expenses
Total annual Fund operating expenses

expense example

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class Shares | SA Global Fixed Income Fund | SA Global Fixed Income Fund | USD ($)

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing primarily in:

•	obligations issued or guaranteed by the U.S. and foreign governments of developed countries or their agencies or instrumentalities;
•	obligations of supranational organizations, such as the World Bank and the European Investment Bank;
•	obligations of other U.S. and foreign issuers including:
•	corporate debt obligations;
•	commercial paper;
•	bank obligations; and
•	repurchase agreements.

The Fund primarily invests in fixed income securities that mature between one and ten years from the date of settlement. The Fund has a non-fundamental investment policy that, under normal circumstances, it will invest at least 80% of its net assets in fixed income securities.

During normal market conditions, the fund will seek to maintain an average portfolio duration of minus half a year to plus one and one-half years (-0.5 to 1.5 years) of the average duration of the Morningstar® Global 1-5 Year Treasury Bond Hedged IndexSM. As of [ ], the average duration of the index was [ ] years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Fund generally invests in fixed income securities that are rated investment grade. The Fund considers fixed income securities to be investment grade if, at the time of investment, they are rated at least BBB- by S&P Global Ratings (“S&P”), Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or BBB- by Fitch Ratings Inc. (“Fitch”) or, if unrated, have been determined by Dimensional Fund Advisors LP (the “Sub-Adviser”) to be of comparable quality.

The Fund may invest in U.S. Treasury bonds, bills and notes and obligations of federal agencies or instrumentalities, including inflation-protected securities such as Treasury Inflation-Protected Securities (TIPS). Normally, the Fund may invest up to 20% of its net assets in TIPS. Some U.S. government obligations that the Fund may invest in, such as Treasury bills, notes and bonds and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the United States, while others such as those of or guaranteed by the Federal Home Loan Banks, Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are not.

The Fund may also invest in fixed income securities, such as bills, notes, bonds and other debt securities, issued or guaranteed by foreign governments or their agencies or instrumentalities and may invest in debt securities of supranational organizations. With respect to corporate debt securities (e.g, bonds and debentures), the Fund generally invests in investment grade securities that are issued by U.S. and foreign issuers.

The types of bank and bank holding company obligations in which the Fund may invest include, without limitation: certificates of deposit (including marketable variable rate certificates of deposit), bankers’ acceptances, commercial paper, repurchase agreements and other debt obligations that mature between one and ten years of the date of settlement, provided such obligations meet the Fund’s established credit rating or other criteria. Commercial paper and certificates of deposit must, at the time of investment, be rated at least A-3 by S&P, P-3 by Moody’s or F3 by Fitch or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated at least BBB- by S&P or Fitch or Baa3 by Moody’s.

All ratings described above apply at the time of investment.

These securities may be denominated in U.S. dollars as well as other currencies, including the Euro. The Fund invests in foreign issuers in countries with developed markets designated by the Investment Committee of the Sub-Adviser from time to time. The Fund is authorized to invest in foreign issuers in Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Singapore, Sweden, Switzerland and the United Kingdom. This list of authorized countries is subject to change. The Sub-Adviser will determine when and whether to invest in countries that have been authorized depending on a number of factors, such as asset availability in the Fund and characteristics of each country’s market. Under normal market conditions, the Fund will invest (1) at least 40% (and up to 100%) of its total assets in the securities of foreign issuers and (2) in issuers organized or having a majority of their assets in, or deriving a majority of their operating income from, or is a government, government agency, instrumentality or central bank of, at least three different countries, one of which may be the United States. The actual number of countries represented in the Fund’s portfolio may vary over time.

The Fund attempts to maximize its total return by allocating assets among countries depending on prevailing interest rates. For example, the Sub-Adviser may sell a security denominated in one currency and buy a security denominated in a different currency depending on market conditions.

The Fund may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another.

The Fund may lend its portfolio securities to generate additional income.

PRINCIPAL INVESTMENT RISKS

The Fund’s share price and yield may change daily because of changes in interest rates and other market conditions and factors. Therefore, you may lose money if you invest in the Fund.

The principal risks that apply to the Fund are:

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns for certain time periods compare to those of a broad-based securities market index. The table also includes the performance of an additional index with a similar investment universe as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

Annual Total Returns (per calendar year) [To be filed by amendment]

The year-to-date return through the calendar quarter ended September 30, 2024 was [  ]%.

Highest/lowest quarterly return during the periods shown:

	Quarter Ended	Total Return
Best Quarter	[03/31/2016]	[1.52]%
Worst Quarter	[03/31/2022]	[(4.63)]%

Average Annual Total Returns - Investor Class Shares - SA Global Fixed Income Fund		1 Year	5 Years	10 Years
SA Global Fixed Income Fund
SA Global Fixed Income Fund | After Taxes on Distributions
SA Global Fixed Income Fund | After Taxes on Distributions and Sales
Morningstar Global Core Bond GR Hedged USD Index	[1]
Morningstar® Global 1-5 Yr Treasury Bond Hedged Index	[2]
[1]	Effective June 30, 2024, the Morningstar Global Core Bond GR Hedged USD IndexSM became the Fund’s broad-based securities market index (also referred to as the “Primary Benchmark”). The Morningstar Global Core Bond GR Hedged USD IndexSM serves as the Fund’s regulatory index and provides a broad measure of market performance. The Morningstar® Global 1-5 Yr Treasury Bond Hedged IndexSM is the Fund’s additional index (also referred to as the “Secondary Benchmark”) and is more representative of the Fund’s investment universe than the regulatory index.
[2]	Prior to June 30, 2024, the Morningstar® Global 1-5 Yr Treasury Bond Hedged IndexSM was the Fund’s broad-based securities market index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Investor Class Shares | SA Global Fixed Income Fund | Risk Lose Money [Member]
The Fund’s share price and yield may change daily because of changes in interest rates and other market conditions and factors. Therefore, you may lose money if you invest in the Fund.
Investor Class Shares | SA Global Fixed Income Fund | Market Risk [Member]

• Market Risk: The value of securities may go up or down in response to the prospects of individual issuers, general economic or market conditions, pandemics or other national/international health and safety emergencies, war or other conflicts around the globe, and/or investor behavior that leads investors’ perceptions of value (as reflected in the price of the security) to diverge from fundamental value.

Investor Class Shares | SA Global Fixed Income Fund | Interest Rate and Related Risks [Member]

• Interest Rate and Related Risks: Generally, when market interest rates rise, the value of debt securities declines, and vice versa. Investing in such securities means that the Fund’s net asset value will tend to decline if market interest rates rise. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. In addition, fluctuations in interest rates may adversely affect the liquidity of certain fixed-income securities held by the Fund.

Investor Class Shares | SA Global Fixed Income Fund | Inflation-Protected Securities Interest Rate Risk [Member]

• Inflation-Protected Securities Interest Rate Risk: Inflation-protected securities may react differently from other fixed income securities to changes in interest rates. Because interest rates on inflation-protected securities are adjusted for inflation, the values of these securities are not materially affected by inflation expectations. Therefore, the value of inflation-protected securities is anticipated to change in response to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

Investor Class Shares | SA Global Fixed Income Fund | Inflation-Protected Securities Tax Risk [Member]

• Inflation-Protected Securities Tax Risk: Any increase in the principal amount of an inflation-protected security may be included for tax purposes in the Fund’s gross income, even though no cash attributable to such gross income has been received by the Fund. In such an event, the Fund may be required to make annual gross distributions to shareholders that exceed the cash it has otherwise received. To pay such distributions, the Fund may be required to raise cash by selling its investments. The sale of such investments could result in capital gains to the Fund and additional capital gain distributions to shareholders. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by the Fund may cause amounts previously distributed to shareholders in the taxable year as income to be characterized as a return of capital.

Investor Class Shares | SA Global Fixed Income Fund | Risks of Investing for Inflation Protection [Member]

• Risks of Investing for Inflation Protection: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Fund may be irregular. Although the U.S. Treasury guarantees to pay at maturity at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by the Fund may not pay any income and the Fund may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the Fund’s value. If interest rates rise due to reasons other than inflation, the Fund’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. In addition, positive adjustments to principal generally will result in taxable income to the Fund at the time of such adjustments (which generally would be distributed by the Fund as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Investor Class Shares | SA Global Fixed Income Fund | Credit Risk [Member]

• Credit Risk: The risk that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. The downgrade of the credit rating of a security may decrease its value.

Investor Class Shares | SA Global Fixed Income Fund | Income Risk [Member]
• Income Risk: The Fund’s distributions of income to shareholders may decline when prevailing interest rates fall or if the Fund experiences defaults on debt securities it holds.
Investor Class Shares | SA Global Fixed Income Fund | Call Risk [Member]

• Call Risk: Call risk is the risk that during periods of falling interest rates, an issuer will call or repay a higher-yielding fixed income security before its maturity date, forcing the Fund to reinvest in fixed income securities with lower interest rates than the original obligations.

Investor Class Shares | SA Global Fixed Income Fund | Investment Grade Securities Risk [Member]

• Investment Grade Securities Risk: Fixed income securities commonly are rated by national bond ratings agencies. Securities rated in the lower investment grade rating categories (e.g., BBB by S&P or Fitch or Baa by Moody’s) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

Investor Class Shares | SA Global Fixed Income Fund | U.S. Government Securities Risk [Member]

• U.S. Government Securities Risk: U.S. government guarantees on fixed income securities do not extend to shares of the Fund itself and do not guarantee the market price of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit.

Investor Class Shares | SA Global Fixed Income Fund | Sector Risk [Member]

• Sector Risk: Companies with similar characteristics may be grouped together in broad categories called sectors. The Fund may be overweight in certain sectors at various times. To the extent the Fund invests more heavily in a particular sector, its performance will be especially sensitive to any economic, business, regulatory or other developments which generally affect that sector. Individual sectors may underperform other sectors or the market as a whole.

Investor Class Shares | SA Global Fixed Income Fund | European Economic Risk [Member]

• European Economic Risk: The European Union’s (“EU”) Economic and Monetary Union requires member countries to comply with restrictions on interest rates, deficits, debt levels, inflation rates and other factors, each of which may significantly impact every European country. The economies of EU member countries and their trading partners may be adversely affected by changes in the Euro’s exchange rate, changes in EU or governmental regulations on trade, and the threat of default or default by an EU member country on its sovereign debt, which could negatively impact the Fund’s investments and cause it to lose money.

Investor Class Shares | SA Global Fixed Income Fund | Foreign Government and Supranational Organization Obligations Risk [Member]

• Foreign Government and Supranational Organization Obligations Risk: Investments in foreign government obligations are exposed to the direct or indirect consequences of political, social, and economic changes in various countries. There is generally limited legal recourse in the event of a default with respect to foreign government and supranational organization obligations.

Investor Class Shares | SA Global Fixed Income Fund | Liquidity Risk [Member]

• Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that the Fund holds illiquid investments, the Fund’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. Liquidity risk can be more pronounced during periods of market turmoil or economic uncertainty.

Investor Class Shares | SA Global Fixed Income Fund | Operational Risk [Member]

• Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes that result in events or circumstances that negatively impact the operations of the Fund and that may adversely impact Fund performance. Various operational events or circumstances are outside the Adviser’s and Sub-Adviser’s control, including instances at third parties. The Fund, the Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Investor Class Shares | SA Global Fixed Income Fund | Cybersecurity Risk [Member]

• Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. Cyber-attacks affecting the Fund, any of its service providers or any issuer in which the Fund invests may adversely impact the Fund.

Investor Class Shares | SA Global Fixed Income Fund | Management Risk [Member]

• Management Risk: The investment techniques and risk analyses applied by the Sub-Adviser may not produce the desired results. Furthermore, legislative, regulatory, or tax restrictions, policies, or developments may affect the investment techniques available to the Sub-Adviser in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Investor Class Shares | SA Global Fixed Income Fund | Large Investor Risk [Member]

• Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may: affect the performance of the Fund; increase realized capital gains; accelerate the realization of taxable income to shareholders; and increase transaction costs and/or other expenses for the Fund.

Investor Class Shares | SA Global Fixed Income Fund | Foreign Securities and Currency Risk [Member]

• Foreign Securities and Currency Risk: Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization or expropriation of assets; currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operational risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Values of securities denominated in foreign currencies also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies.

Investor Class Shares | SA Global Fixed Income Fund | Hedging Risk [Member]

• Hedging Risk: Foreign currency forward contracts may be used to hedge foreign currency risk. Hedging tends to limit any potential gain that may be realized if the value of the Fund’s portfolio holdings increases because of currency fluctuations. In addition, hedging may increase the Fund’s expenses. There is also a risk that a foreign currency forward contract intended as a hedge may not perform as intended, in which case the Fund may not be able to minimize the effects of foreign currency fluctuations and may suffer a loss. For example, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of the Fund between the date a foreign currency forward contract is entered into and the date it expires.

Investor Class Shares | SA Global Fixed Income Fund | Securities Lending Risk [Member]

• Securities Lending Risk: Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of the Fund shares may fall. The value of the Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the Fund is unable to reinvest cash collateral at rates which exceed the costs involved.

Investor Class Shares | SA U.S. Core Market Fund
SA U.S. Core Market Fund
GOAL
The Fund’s goal is to achieve long-term capital appreciation.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class Shares SA U.S. Core Market Fund SA U.S. Core Market Fund USD ($)
Sales charge (load) imposed on purchases	none
Sales charge (load) imposed on reinvested dividends	none
Redemption fee	none
Exchange fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Investor Class Shares SA U.S. Core Market Fund SA U.S. Core Market Fund
Management fees
Shareholder servicing fee
Other expenses
Acquired fund fees and expenses
Total annual Fund operating expenses
Fee waiver and/or expense reimbursement	[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement
[1]	The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses so that the total annual fund operating expenses (excluding interest, taxes, brokerage commissions, redemption liquidity service expenses, acquired fund fees and expenses and extraordinary expenses) are limited to 0.65%. This expense limitation will remain in effect until October 28, 2025 and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund.

expense example

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class Shares | SA U.S. Core Market Fund | SA U.S. Core Market Fund | USD ($)

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To achieve the Fund’s investment objective, Dimensional Fund Advisors LP (the “Sub-Adviser”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Fund’s design emphasizes long-term drivers of expected returns identified by the Sub-Adviser’s research, while balancing risk through broad diversification across companies and sectors. The Sub-Adviser’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Fund is designed to purchase a broad and diverse group of readily marketable equity securities listed on a securities exchange in the United States that is deemed appropriate by the Sub-Adviser. The Sub-Adviser limits the universe of eligible securities in which the Fund may invest to those of companies whose market capitalizations generally are either in the highest 96% of total market capitalization or companies whose market capitalizations are larger than the 1,500th largest U.S. company, whichever results in the higher market capitalization threshold. Under the Sub-Adviser’s market capitalization guidelines described above, based on market capitalization data as of [    ], 2024, the market capitalization of an eligible company would be approximately $[  ] billion or above. This dollar amount will vary due to market conditions. The Fund has a non-fundamental investment policy that, under normal circumstances, it will invest at least 80% of its net assets in U.S. securities.

The Sub-Adviser uses a market capitalization weighted approach to weight the securities in the Fund’s portfolio. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Fund than companies with relatively lower market capitalizations. The Fund may emphasize certain stocks, including higher profitability stocks, as compared to their representation in the U.S. market. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Sub-Adviser uses for assessing profitability are subject to change from time to time.

The Sub-Adviser may also increase or reduce the Fund’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Sub-Adviser considers ratios such as recent changes in assets divided by total assets. The criteria the Sub-Adviser uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Sub-Adviser seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Fund may also invest up to 5% of its total assets (measured at the time of purchase) in the U.S. Micro Cap Portfolio, a portfolio of DFA Investment Dimensions Group Inc., a separate registered investment company. The Sub-Adviser is also the adviser of the U.S. Micro Cap Portfolio. The U.S. Micro Cap Portfolio generally will purchase a broad and diverse group of securities of micro cap companies listed on a securities exchange in the United States that is deemed appropriate by the Sub-Adviser.

The Fund may lend its portfolio securities to generate additional income.

PRINCIPAL INVESTMENT RISKS
The share price of the Fund may change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Fund. The principal risks that apply to the Fund are:
PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns for certain time periods compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

Annual Total Returns (per calendar year) [To be filed by amendment]

The year-to-date return through the calendar quarter ended September 30, 2024 was [   ]%.

Highest/lowest quarterly return during the periods shown:

	Quarter Ended	Total Return
Best Quarter	[06/30/2020]	[20.65]%
Worst Quarter	[03/31/2020]	[(20.02)]%

Average Annual Total Returns (for periods ended December 31, 2023)
Average Annual Total Returns - Investor Class Shares - SA U.S. Core Market Fund	1 Year	5 Years	10 Years
SA U.S. Core Market Fund
SA U.S. Core Market Fund | After Taxes on Distributions
SA U.S. Core Market Fund | After Taxes on Distributions and Sales
Morningstar U.S. Market Extended TR USD Index

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Investor Class Shares | SA U.S. Core Market Fund | Risk Lose Money [Member]
The share price of the Fund may change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Fund.
Investor Class Shares | SA U.S. Core Market Fund | Market Risk [Member]

• Market Risk: The value of securities may go up or down in response to the prospects of individual issuers, general economic or market conditions, pandemics or other national/international health and safety emergencies, war or other conflicts around the globe, and/or investor behavior that leads investors’ perceptions of value (as reflected in the price of the security) to diverge from fundamental value.

Investor Class Shares | SA U.S. Core Market Fund | Sector Risk [Member]

• Sector Risk: Companies with similar characteristics may be grouped together in broad categories called sectors. The Fund may be overweight in certain sectors at various times. To the extent the Fund invests more heavily in a particular sector, its performance will be especially sensitive to any economic, business, regulatory or other developments which generally affect that sector. Individual sectors may underperform other sectors or the market as a whole.

Investor Class Shares | SA U.S. Core Market Fund | Operational Risk [Member]

• Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes that result in events or circumstances that negatively impact the operations of the Fund and that may adversely impact Fund performance. Various operational events or circumstances are outside the Adviser’s and Sub-Adviser’s control, including instances at third parties. The Fund, the Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Investor Class Shares | SA U.S. Core Market Fund | Cybersecurity Risk [Member]

• Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. Cyber-attacks affecting the Fund, any of its service providers or any issuer in which the Fund invests may adversely impact the Fund.

Investor Class Shares | SA U.S. Core Market Fund | Management Risk [Member]

• Management Risk: The investment techniques and risk analyses applied by the Sub-Adviser may not produce the desired results. Furthermore, legislative, regulatory, or tax restrictions, policies, or developments may affect the investment techniques available to the Sub-Adviser in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Investor Class Shares | SA U.S. Core Market Fund | Large Investor Risk [Member]

• Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may: affect the performance of the Fund; increase realized capital gains; accelerate the realization of taxable income to shareholders; and increase transaction costs and/or other expenses for the Fund.

Investor Class Shares | SA U.S. Core Market Fund | Securities Lending Risk [Member]

• Securities Lending Risk: Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of the Fund shares may fall. The value of the Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the Fund is unable to reinvest cash collateral at rates which exceed the costs involved.

Investor Class Shares | SA U.S. Core Market Fund | Large Company Stock Risk [Member]
• Large Company Stock Risk: Larger, more established companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.
Investor Class Shares | SA U.S. Core Market Fund | Medium-Size Company Stock Risk [Member]

• Medium-Size Company Stock Risk: Stocks of medium-size companies are usually more sensitive to adverse business developments and economic, political, regulatory and market factors than stocks of larger companies, and the prices of stocks of medium-size companies may be more volatile.

Investor Class Shares | SA U.S. Core Market Fund | Small Company Stock Risk [Member]

• Small Company Stock Risk: The stocks of small companies may involve more risk than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of their share prices. In addition, small company stocks typically are traded in lower volume, making them more difficult to purchase or sell at the desired time and price or in the desired amount. Generally, the smaller the company size, the greater these risks.

Investor Class Shares | SA U.S. Core Market Fund | Profitability Investment Risk [Member]

• Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Fund to at times underperform equity funds that use other investment strategies.

Investor Class Shares | SA U.S. Core Market Fund | Derivatives Risk [Member]

• Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives and other similar investments (referred to herein collectively as “derivatives”) may be considered to carry more risk than other types of investments. When the Fund uses derivatives, the Fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit, operational, legal, leverage and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. Changes in the value of a derivative may also create margin delivery or settlement payment obligations for the Fund.

Investor Class Shares | SA U.S. Value Fund
SA U.S. Value Fund
GOAL
The Fund’s goal is to achieve long-term capital appreciation.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class Shares SA U.S. Value Fund SA U.S. Value Fund USD ($)
Sales charge (load) imposed on purchases	none
Sales charge (load) imposed on reinvested dividends	none
Redemption fee	none
Exchange fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Investor Class Shares SA U.S. Value Fund SA U.S. Value Fund
Management fees
Shareholder servicing fee
Other expenses
Total annual Fund operating expenses

expense example

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class Shares | SA U.S. Value Fund | SA U.S. Value Fund | USD ($)

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To achieve the Fund’s investment objective, Dimensional Fund Advisors LP (the “Sub-Adviser”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Fund’s design emphasizes long-term drivers of expected returns identified by the Sub-Adviser’s research, while balancing risk through broad diversification across companies and sectors. The Sub-Adviser’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Fund is designed to purchase a broad and diverse group of readily marketable equity securities of large and mid cap U.S. companies listed on a securities exchange in the United States that is deemed appropriate by the Sub-Adviser, that the Sub-Adviser believes are “value” stocks at the time of investment.

The Sub-Adviser generally considers large and mid cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than or equal to the 1,000th largest U.S. company, whichever results in the higher market capitalization threshold. Total market capitalization is based on the market capitalization of eligible U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Sub-Adviser. Under the Sub-Adviser’s market capitalization guidelines described above, based on market capitalization data as of [    ], 2024, the market capitalization of an eligible company would be approximately $[   ] billion or above. This dollar amount will vary due to market conditions. The Fund has a non-fundamental investment policy that, under normal circumstances, it will invest at least 80% of its net assets in U.S. securities.

The Sub-Adviser uses a market capitalization weighted approach to weight the securities in the Fund’s portfolio. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Fund than companies with relatively lower market capitalizations. The Sub-Adviser may overweight certain stocks, including smaller companies, lower relative price stocks and/or higher profitability stocks within the large-cap value and mid-cap value segments of the U.S. market. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Sub-Adviser may consider additional factors such as price-to-cash flow or price-to-earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Sub-Adviser uses for assessing relative price and profitability are subject to change from time to time.

The Sub-Adviser may also increase or reduce the Fund’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum and short-run reversals. In addition, the Sub-Adviser seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Fund may lend its portfolio securities to generate additional income.

PRINCIPAL INVESTMENT RISKS
The share price of the Fund may change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Fund. The principal risks that apply to the Fund are:
PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns for certain time periods compare to those of a broad-based securities market index. The table also includes the performance of an additional index with a similar investment universe as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

Annual Total Returns (per calendar year) [To be filed by amendment]

The year-to-date return through the calendar quarter ended September 30, 2024 was [  ]%.

Highest/lowest quarterly return during the periods shown:

	Quarter Ended	Total Return
Best Quarter	[12/31/2020]	[18.32%]
Worst Quarter	[03/31/2020]	[(31.76)]%

Average Annual Total Returns (for periods ended December 31, 2023)
Average Annual Total Returns - Investor Class Shares - SA U.S. Value Fund		1 Year	5 Years	10 Years
SA U.S. Value Fund
SA U.S. Value Fund | After Taxes on Distributions
SA U.S. Value Fund | After Taxes on Distributions and Sales
Morningstar U.S. Market Extended TR USD Index	[1]
Morningstar® U.S. Large-Mid Cap Broad Value Index	[2]
[1]	Effective June 30, 2024, the Morningstar U.S. Market Extended TR USD IndexSM became the Fund’s broad-based securities market index (also referred to as the “Primary Benchmark”). The Morningstar U.S. Market Extended TR USD IndexSM serves as the Fund’s regulatory index and provides a broad measure of market performance. The Morningstar® U.S. Large-Mid Cap Broad Value IndexSM is the Fund’s additional index (also referred to as the “Secondary Benchmark”) and is more representative of the Fund’s investment universe than the regulatory index.
[2]	Prior to June 30, 2024, the Morningstar® U.S. Large-Mid Cap Broad Value IndexSM was the Fund’s broad-based securities market index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Investor Class Shares | SA U.S. Value Fund | Risk Lose Money [Member]
The share price of the Fund may change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Fund.
Investor Class Shares | SA U.S. Value Fund | Market Risk [Member]

• Market Risk: The value of securities may go up or down in response to the prospects of individual issuers, general economic or market conditions, pandemics or other national/international health and safety emergencies, war or other conflicts around the globe, and/or investor behavior that leads investors’ perceptions of value (as reflected in the price of the security) to diverge from fundamental value.

Investor Class Shares | SA U.S. Value Fund | Sector Risk [Member]

• Sector Risk: Companies with similar characteristics may be grouped together in broad categories called sectors. The Fund may be overweight in certain sectors at various times. To the extent the Fund invests more heavily in a particular sector, its performance will be especially sensitive to any economic, business, regulatory or other developments which generally affect that sector. Individual sectors may underperform other sectors or the market as a whole.

Investor Class Shares | SA U.S. Value Fund | Operational Risk [Member]

• Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes that result in events or circumstances that negatively impact the operations of the Fund and that may adversely impact Fund performance. Various operational events or circumstances are outside the Adviser’s and Sub-Adviser’s control, including instances at third parties. The Fund, the Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Investor Class Shares | SA U.S. Value Fund | Cybersecurity Risk [Member]

• Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. Cyber-attacks affecting the Fund, any of its service providers or any issuer in which the Fund invests may adversely impact the Fund.

Investor Class Shares | SA U.S. Value Fund | Management Risk [Member]

• Management Risk: The investment techniques and risk analyses applied by the Sub-Adviser may not produce the desired results. Furthermore, legislative, regulatory, or tax restrictions, policies, or developments may affect the investment techniques available to the Sub-Adviser in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Investor Class Shares | SA U.S. Value Fund | Large Investor Risk [Member]

• Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may: affect the performance of the Fund; increase realized capital gains; accelerate the realization of taxable income to shareholders; and increase transaction costs and/or other expenses for the Fund.

Investor Class Shares | SA U.S. Value Fund | Securities Lending Risk [Member]

• Securities Lending Risk: Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of the Fund shares may fall. The value of the Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the Fund is unable to reinvest cash collateral at rates which exceed the costs involved.

Investor Class Shares | SA U.S. Value Fund | Large Company Stock Risk [Member]
• Large Company Stock Risk: Larger, more established companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.
Investor Class Shares | SA U.S. Value Fund | Medium-Size Company Stock Risk [Member]

• Medium-Size Company Stock Risk: Stocks of medium-size companies are usually more sensitive to adverse business developments and economic, political, regulatory and market factors than stocks of larger companies, and the prices of stocks of medium-size companies may be more volatile.

Investor Class Shares | SA U.S. Value Fund | Profitability Investment Risk [Member]

• Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Fund to at times underperform equity funds that use other investment strategies.

Investor Class Shares | SA U.S. Value Fund | Derivatives Risk [Member]

• Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives and other similar investments (referred to herein collectively as “derivatives”) may be considered to carry more risk than other types of investments. When the Fund uses derivatives, the Fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit, operational, legal, leverage and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. Changes in the value of a derivative may also create margin delivery or settlement payment obligations for the Fund.

Investor Class Shares | SA U.S. Value Fund | Value Stock Risk [Member]

• Value Stock Risk: Value stocks may perform differently from the market as a whole, and following a value-oriented investment strategy may cause the Fund to, at times underperform equity funds that use other investment strategies.

Investor Class Shares | SA U.S. Small Company Fund
SA U.S. Small Company Fund
GOAL
The Fund’s goal is to achieve long-term capital appreciation.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class Shares SA U.S. Small Company Fund SA U.S. Small Company Fund USD ($)
Sales charge (load) imposed on purchases	none
Sales charge (load) imposed on reinvested dividends	none
Redemption fee	none
Exchange fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Investor Class Shares SA U.S. Small Company Fund SA U.S. Small Company Fund
Management fees
Shareholder servicing fee
Other expenses
Total annual Fund operating expenses

expense example

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class Shares | SA U.S. Small Company Fund | SA U.S. Small Company Fund | USD ($)

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To achieve the Fund’s investment objective, Dimensional Fund Advisors LP (the “Sub-Adviser”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Fund’s design emphasizes long-term drivers of expected returns identified by the Sub-Adviser’s research, while balancing risk through broad diversification across companies and sectors. The Sub-Adviser’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Fund is designed to purchase a broad and diverse group of readily marketable equity securities of small cap companies listed on a securities exchange in the United States that is deemed appropriate by the Sub-Adviser. The Sub-Adviser generally considers small cap companies to be companies whose market capitalizations are generally in the lowest 12.5% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization threshold. Total market capitalization is based on the market capitalization of eligible U.S. operating companies listed on a securities exchange in the United States that is deemed appropriate by the Sub-Adviser. Under the Sub-Adviser’s market capitalization guidelines described above, based on market capitalization data as of August 31, 2024, the market capitalization of an eligible company would be approximately $[  ] billion or below. This dollar amount will vary due to market conditions. The Fund has a non-fundamental investment policy that, under normal circumstances, it will invest at least 80% of its net assets in securities of U.S. small cap companies.

The Sub-Adviser uses a market capitalization weighted approach to weight the securities in the Fund’s portfolio. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Fund than companies with relatively lower market capitalizations. The Fund may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks, as compared to their representation in the small-cap segment of the U.S. market. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Sub-Adviser may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Sub-Adviser uses for assessing relative price and profitability are subject to change from time to time.

The Sub-Adviser may also increase or reduce the Fund’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Sub-Adviser considers ratios such as recent changes in assets divided by total assets. The criteria the Sub-Adviser uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Sub-Adviser seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Fund may lend its portfolio securities to generate additional income.

PRINCIPAL INVESTMENT RISKS
The share price of the Fund may change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Fund. The principal risks that apply to the Fund are:
PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns for certain time periods compare to those of a broad-based securities market index. The table also includes the performance of an additional index with a similar investment universe as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

Annual Total Returns (per calendar year) [To be filed by amendment]

The year-to-date return through the calendar quarter ended September 30, 2024 was [  ]%.

Highest/lowest quarterly return during the periods shown:

	Quarter Ended	Total Return
Best Quarter	[12/31/2020]	[26.52%]
Worst Quarter	[03/31/2020]	[(31.37)%]

Average Annual Total Returns (for periods ended December 31, 2023)
Average Annual Total Returns - Investor Class Shares - SA U.S. Small Company Fund		1 Year	5 Years	10 Years
SA U.S. Small Company Fund
SA U.S. Small Company Fund | After Taxes on Distributions
SA U.S. Small Company Fund | After Taxes on Distributions and Sales
Morningstar U.S. Market Extended TR USD Index	[1]
Morningstar® U.S. Small Cap Extended Index	[2]
[1]	Effective June 30, 2024, the Morningstar U.S. Market Extended TR USD IndexSM became the Fund’s broad-based securities market index (also referred to as the “Primary Benchmark”). The Morningstar U.S. Market Extended TR USD IndexSM serves as the Fund’s regulatory index and provides a broad measure of market performance. The Morningstar® U.S. Small Cap Extended IndexSM is the Fund’s additional index (also referred to as the “Secondary Benchmark”) and is more representative of the Fund’s investment universe than the regulatory index.
[2]	Prior to June 30, 2024, the Morningstar® U.S. Small Cap Extended IndexSM was the Fund’s broad-based securities market index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Investor Class Shares | SA U.S. Small Company Fund | Risk Lose Money [Member]
The share price of the Fund may change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Fund.
Investor Class Shares | SA U.S. Small Company Fund | Market Risk [Member]

• Market Risk: The value of securities may go up or down in response to the prospects of individual issuers, general economic or market conditions, pandemics or other national/international health and safety emergencies, war or other conflicts around the globe, and/or investor behavior that leads investors’ perceptions of value (as reflected in the price of the security) to diverge from fundamental value.

Investor Class Shares | SA U.S. Small Company Fund | Sector Risk [Member]

• Sector Risk: Companies with similar characteristics may be grouped together in broad categories called sectors. The Fund may be overweight in certain sectors at various times. To the extent the Fund invests more heavily in a particular sector, its performance will be especially sensitive to any economic, business, regulatory or other developments which generally affect that sector. Individual sectors may underperform other sectors or the market as a whole.

Investor Class Shares | SA U.S. Small Company Fund | Operational Risk [Member]

• Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes that result in events or circumstances that negatively impact the operations of the Fund and that may adversely impact Fund performance. Various operational events or circumstances are outside the Adviser’s and Sub-Adviser’s control, including instances at third parties. The Fund, the Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Investor Class Shares | SA U.S. Small Company Fund | Cybersecurity Risk [Member]

• Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. Cyber-attacks affecting the Fund, any of its service providers or any issuer in which the Fund invests may adversely impact the Fund.

Investor Class Shares | SA U.S. Small Company Fund | Management Risk [Member]

• Management Risk: The investment techniques and risk analyses applied by the Sub-Adviser may not produce the desired results. Furthermore, legislative, regulatory, or tax restrictions, policies, or developments may affect the investment techniques available to the Sub-Adviser in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Investor Class Shares | SA U.S. Small Company Fund | Large Investor Risk [Member]

• Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may: affect the performance of the Fund; increase realized capital gains; accelerate the realization of taxable income to shareholders; and increase transaction costs and/or other expenses for the Fund.

Investor Class Shares | SA U.S. Small Company Fund | Securities Lending Risk [Member]

• Securities Lending Risk: Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of the Fund shares may fall. The value of the Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the Fund is unable to reinvest cash collateral at rates which exceed the costs involved.

Investor Class Shares | SA U.S. Small Company Fund | Small Company Stock Risk [Member]

• Small Company Stock Risk: The stocks of small companies may involve more risk than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of their share prices. In addition, small company stocks typically are traded in lower volume, making them more difficult to purchase or sell at the desired time and price or in the desired amount. Generally, the smaller the company size, the greater these risks.

Investor Class Shares | SA U.S. Small Company Fund | Profitability Investment Risk [Member]

• Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Fund to at times underperform equity funds that use other investment strategies.

Investor Class Shares | SA U.S. Small Company Fund | Derivatives Risk [Member]

• Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives and other similar investments (referred to herein collectively as “derivatives”) may be considered to carry more risk than other types of investments. When the Fund uses derivatives, the Fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit, operational, legal, leverage and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. Changes in the value of a derivative may also create margin delivery or settlement payment obligations for the Fund.

Investor Class Shares | SA U.S. Small Company Fund | Value Stock Risk [Member]

• Value Stock Risk: Value stocks may perform differently from the market as a whole, and following a value-oriented investment strategy may cause the Fund to, at times underperform equity funds that use other investment strategies.

Investor Class Shares | SA International Value Fund
SA International Value Fund
GOAL
The Fund’s goal is to achieve long-term capital appreciation.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class Shares SA International Value Fund SA International Value Fund USD ($)
Sales charge (load) imposed on purchases	none
Sales charge (load) imposed on reinvested dividends	none
Redemption fee	none
Exchange fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Investor Class Shares SA International Value Fund SA International Value Fund
Management fees
Shareholder servicing fee
Other expenses
Total annual Fund operating expenses

expense example

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class Shares | SA International Value Fund | SA International Value Fund | USD ($)

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To achieve the Fund’s investment objective, Dimensional Fund Advisors LP (the “Sub-Adviser”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Fund’s design emphasizes long-term drivers of expected returns identified by the Sub-Adviser’s research, while balancing risk through broad diversification across companies and sectors. The Sub-Adviser’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Fund is designed to purchase securities of large non-U.S. companies in countries with developed markets that the Sub-Adviser determines to be value stocks.

The Sub-Adviser uses a market capitalization weighted approach to weight the securities in the Fund’s portfolio. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Fund than companies with relatively lower market capitalizations. The Sub-Adviser may overweight certain stocks, including smaller companies, lower relative price stocks and/or higher profitability stocks within the large-cap value segment of the developed non-U.S. market. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Sub-Adviser may consider additional factors such as price-to-cash flow or price-to-earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Sub-Adviser uses for assessing relative price and profitability are subject to change from time to time.

The Fund invests in companies in countries with developed markets designated by the Investment Committee of the Sub-Adviser as approved markets from time to time. The Fund is authorized to invest in the stocks of large and mid cap companies in Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. This list of authorized countries is subject to change. Under normal market conditions, the Sub-Adviser intends to invest in at least three non-U.S. countries, based upon a company’s place of organization or the source of a majority of a company’s operating income.

The Fund intends to purchase securities of large companies associated with developed market countries that the Sub-Adviser has designated as approved markets. The Sub-Adviser determines the minimum market capitalization of a large company with respect to each country or region in which the Fund invests. Based on market capitalization data as of August 31, 2024, for the Fund, the market capitalization of a large company in any country or region in which the Fund invests would be approximately $[   ] billion or above. This threshold will change due to market conditions.

The Sub-Adviser may also increase or reduce the Fund’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum and short-run reversals. In addition, the Sub-Adviser seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Fund may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Fund may lend its portfolio securities to generate additional income.

PRINCIPAL INVESTMENT RISKS
The share price of the Fund may change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Fund. The principal risks that apply to the Fund are:
PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns for certain time periods compare to those of a broad-based securities market index. The table also includes the performance of an additional index with a similar investment universe as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

Annual Total Returns (per calendar year) [To be filed by amendment]

The year-to-date return through the calendar quarter ended September 30, 2024 was [  ]%.

Highest/lowest quarterly return during the periods shown:

	Quarter Ended	Total Return
Best Quarter	[12/31/2020]	[21.91%]
Worst Quarter	[03/31/2020]	[(30.90)%]

Average Annual Total Returns (for periods ended December 31, 2023)
Average Annual Total Returns - Investor Class Shares - SA International Value Fund		1 Year	5 Years	10 Years
SA International Value Fund
SA International Value Fund | After Taxes on Distributions
SA International Value Fund | After Taxes on Distributions and Sales
Morningstar DM ex-U.S. All Cap TME NR USD Index	[1]
Morningstar® Developed Markets ex-US Value Target Market Exposure Index	[2]
[1]	Effective June 30, 2024, the Morningstar DM ex-U.S. All Cap TME NR USD IndexSM became the Fund’s broad-based securities market index (also referred to as the “Primary Benchmark”). The Morningstar DM ex-U.S. All Cap TME NR USD IndexSM serves as the Fund’s regulatory index and provides a broad measure of market performance. The Morningstar® Developed Markets ex-US Value Target Market Exposure IndexSM is the Fund’s additional index (also referred to as the “Secondary Benchmark”) and is more representative of the Fund’s investment universe than the regulatory index.
[2]	Prior to June 30, 2024, the Morningstar® Developed Markets ex-US Value Target Market Exposure IndexSM was the Fund’s broad-based securities market index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Investor Class Shares | SA International Value Fund | Risk Lose Money [Member]
The share price of the Fund may change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Fund.
Investor Class Shares | SA International Value Fund | Market Risk [Member]

• Market Risk: The value of securities may go up or down in response to the prospects of individual issuers, general economic or market conditions, pandemics or other national/international health and safety emergencies, war or other conflicts around the globe, and/or investor behavior that leads investors’ perceptions of value (as reflected in the price of the security) to diverge from fundamental value.

Investor Class Shares | SA International Value Fund | Sector Risk [Member]

• Sector Risk: Companies with similar characteristics may be grouped together in broad categories called sectors. The Fund may be overweight in certain sectors at various times. To the extent the Fund invests more heavily in a particular sector, its performance will be especially sensitive to any economic, business, regulatory or other developments which generally affect that sector. Individual sectors may underperform other sectors or the market as a whole.

Investor Class Shares | SA International Value Fund | European Economic Risk [Member]

• European Economic Risk: The European Union’s (“EU”) Economic and Monetary Union requires member countries to comply with restrictions on interest rates, deficits, debt levels, inflation rates and other factors, each of which may significantly impact every European country. The economies of EU member countries and their trading partners may be adversely affected by changes in the Euro’s exchange rate, changes in EU or governmental regulations on trade, and the threat of default or default by an EU member country on its sovereign debt, which could negatively impact the Fund’s investments and cause it to lose money.

Investor Class Shares | SA International Value Fund | Operational Risk [Member]

• Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes that result in events or circumstances that negatively impact the operations of the Fund and that may adversely impact Fund performance. Various operational events or circumstances are outside the Adviser’s and Sub-Adviser’s control, including instances at third parties. The Fund, the Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Investor Class Shares | SA International Value Fund | Cybersecurity Risk [Member]

• Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. Cyber-attacks affecting the Fund, any of its service providers or any issuer in which the Fund invests may adversely impact the Fund.

Investor Class Shares | SA International Value Fund | Management Risk [Member]

• Management Risk: The investment techniques and risk analyses applied by the Sub-Adviser may not produce the desired results. Furthermore, legislative, regulatory, or tax restrictions, policies, or developments may affect the investment techniques available to the Sub-Adviser in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Investor Class Shares | SA International Value Fund | Large Investor Risk [Member]

• Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may: affect the performance of the Fund; increase realized capital gains; accelerate the realization of taxable income to shareholders; and increase transaction costs and/or other expenses for the Fund.

Investor Class Shares | SA International Value Fund | Foreign Securities and Currency Risk [Member]

• Foreign Securities and Currency Risk: Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization or expropriation of assets; currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operational risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Values of securities denominated in foreign currencies also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies.

Investor Class Shares | SA International Value Fund | Securities Lending Risk [Member]

• Securities Lending Risk: Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of the Fund shares may fall. The value of the Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the Fund is unable to reinvest cash collateral at rates which exceed the costs involved.

Investor Class Shares | SA International Value Fund | Large Company Stock Risk [Member]
• Large Company Stock Risk: Larger, more established companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.
Investor Class Shares | SA International Value Fund | Medium-Size Company Stock Risk [Member]

• Medium-Size Company Stock Risk: Stocks of medium-size companies are usually more sensitive to adverse business developments and economic, political, regulatory and market factors than stocks of larger companies, and the prices of stocks of medium-size companies may be more volatile.

Investor Class Shares | SA International Value Fund | Profitability Investment Risk [Member]

• Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Fund to at times underperform equity funds that use other investment strategies.

Investor Class Shares | SA International Value Fund | Derivatives Risk [Member]

• Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives and other similar investments (referred to herein collectively as “derivatives”) may be considered to carry more risk than other types of investments. When the Fund uses derivatives, the Fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit, operational, legal, leverage and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. Changes in the value of a derivative may also create margin delivery or settlement payment obligations for the Fund.

Investor Class Shares | SA International Value Fund | Value Stock Risk [Member]

• Value Stock Risk: Value stocks may perform differently from the market as a whole, and following a value-oriented investment strategy may cause the Fund to, at times, underperform equity funds that use other investment strategies.

Investor Class Shares | SA International Small Company Fund
SA International Small Company Fund
GOAL

The Fund’s goal is to achieve long-term capital appreciation. The Fund pursues its goal by investing substantially all of its assets in the International Small Company Portfolio of DFA Investment Dimensions Group Inc. (the “DFA Portfolio”), a separate registered investment company with the same investment objective and investment policies as the Fund.

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class Shares SA International Small Company Fund SA International Small Company Fund USD ($)
Sales charge (load) imposed on purchases	none
Sales charge (load) imposed on reinvested dividends	none
Redemption fee	none
Exchange fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Investor Class Shares SA International Small Company Fund SA International Small Company Fund
Management fees
Shareholder servicing fee
Other expenses
Acquired fund fees and expenses
Total annual Fund operating expenses

expense example

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class Shares | SA International Small Company Fund | SA International Small Company Fund | USD ($)

PORTFOLIO TURNOVER

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Fund does not pay transaction costs when buying and selling shares of the DFA Portfolio and the DFA Portfolio does not pay transaction costs when buying and selling shares of the Underlying Funds (as defined below); however, each of the Underlying Funds pay transaction costs when buying and selling securities for its portfolio. The transaction costs incurred by the Underlying Funds, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Instead of buying securities directly, the Fund invests substantially all of its assets in the DFA Portfolio, which is managed by the Sub-Adviser and has the same investment objective and investment policies as the Fund. The DFA Portfolio seeks to provide investors with access to securities portfolios consisting of a broad range of equity securities of primarily small Japanese, United Kingdom, Continental European, Asia Pacific and Canadian companies. The DFA Portfolio invests substantially all of its assets in: The Japanese Small Company Series (the “Japanese Series”), The United Kingdom Small Company Series (the “United Kingdom Series”), The Continental Small Company Series (the “Continental Series”), The Asia Pacific Small Company Series (the “Asia Pacific Series”) and The Canadian Small Company Series (the “Canadian Series”) (each an “Underlying Fund” and together, the “Underlying Funds”), each of which is a series of The DFA Investment Trust Company. Periodically, Dimensional Fund Advisors LP (the “Sub-Adviser”) will review the allocations for the DFA Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds in the DFA Portfolio without notice to shareholders.

To achieve the DFA Portfolio’s and the Underlying Funds’ investment objectives, the Sub-Adviser implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the DFA Portfolio’s and the Underlying Funds’ designs emphasize long-term drivers of expected returns identified by the Sub-Adviser’s research, while balancing risk through broad diversification across companies and sectors. The Sub-Adviser’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The DFA Portfolio is designed to provide investors with access to securities portfolios consisting of a broad range of equity securities of primarily small Canadian, Japanese, United Kingdom, Continental European and Asia Pacific companies. The DFA Portfolio also may have some exposure to small capitalization equity securities associated with other countries or regions. Each Underlying Fund invests in small companies using a market capitalization weighted approach in each country or region designated by the Sub-Adviser as an approved market for investment. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of an Underlying Fund than companies with relatively lower market capitalizations. The DFA Portfolio and Underlying Funds may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the countries and/or regions in which the DFA Portfolio and/or Underlying Funds are authorized to invest. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Sub-Adviser may consider additional factors such as price-to-cash flow or price-to-earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Sub-Adviser uses for assessing relative price and profitability are subject to change from time to time. As a non-fundamental policy, under normal circumstances, the Fund, through its investments in the DFA Portfolio and, indirectly, the Underlying Funds, will invest at least 80% of its net assets in securities of small companies.

The Sub-Adviser may also increase or reduce the DFA Portfolio’s and/or Underlying Funds’ exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Sub-Adviser considers ratios such as recent changes in assets divided by total assets. The criteria the Sub-Adviser uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Sub-Adviser seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

As of August 31, 2024, the DFA Portfolio invested its assets in the Underlying Funds within the following ranges (expressed as a percentage of the DFA Portfolio’s assets):

Underlying Fund	Investment Range
Japanese Series	10% - 40%
United Kingdom Series	5% - 30%
Continental Series	25% - 55%
Asia Pacific Series	5% - 25%
Canadian Series	5% - 20%

The allocation of the assets of the DFA Portfolio to be invested in the Underlying Funds will be determined by the Sub-Adviser on at least a semi-annual basis. The Underlying Funds invest primarily in countries that the Sub-Adviser views as developed market countries. Each Underlying Fund may lend its portfolio securities to generate additional income.

The DFA Portfolio and the Underlying Funds are advised by the Sub-Adviser. For as long as the Fund invests substantially all of its assets in the DFA Portfolio, the Sub-Adviser will not receive any sub-advisory fee from the Fund for its sub-advisory services. The Sub-Adviser receives an investment management fee from the DFA Portfolio for the services the Sub-Adviser provides to the DFA Portfolio. The Sub-Adviser also receives investment management fees for providing investment management services to the Underlying Funds. The Sub-Adviser has agreed to this fee arrangement in order to prevent duplication of advisory fees to the Sub-Adviser.

The Fund may withdraw its investment in the DFA Portfolio at any time if the Fund’s Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. If this happens, the Fund’s assets either will be invested in another mutual fund or will be invested directly according to the investment policies and restrictions described in this Prospectus.

PRINCIPAL INVESTMENT RISKS
The share price of the Fund may change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Fund. The principal risks that apply to the Fund are:
PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns for certain time periods compare to those of a broad-based securities market index. The table also includes the performance of an additional index with a similar investment universe as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

Annual Total Returns (per calendar year) [To be filed by amendment]

The year-to-date return through the calendar quarter ended September 30, 2024 was [  ]%.

Highest/lowest quarterly return during the periods shown:

	Quarter Ended	Total Return
Best Quarter	[06/30/2020]	[20.78%]
Worst Quarter	[03/31/2020]	[(30.29)%]

Average Annual Total Returns (for periods ended December 31, 2023)
Average Annual Total Returns - Investor Class Shares - SA International Small Company Fund		1 Year	5 Years	10 Years
SA International Small Company Fund
SA International Small Company Fund | After Taxes on Distributions
SA International Small Company Fund | After Taxes on Distributions and Sales
Morningstar DM ex-U.S. All Cap TME NR USD Index	[1]
Morningstar Developed Markets ex-U.S. Small-Cap Target Market Exposure Index
Morningstar® Global Markets ex-US Small-Mid Cap Index	[2]
[1]	Effective June 30, 2024, the Morningstar DM ex-U.S. All Cap TME NR USD IndexSM became the Fund’s broad-based securities market index (also referred to as the “Primary Benchmark”). The Morningstar DM ex-U.S. All Cap TME NR USD IndexSM serves as the Fund’s regulatory index and provides a broad measure of market performance. The Morningstar® Developed Markets ex-US Small-Cap Target Market Exposure IndexSM is the Fund’s additional index (also referred to as the “Secondary Benchmark”) and is more representative of the Fund’s investment universe than the regulatory index.
[2]	Prior to June 30, 2024, the Morningstar Global Markets ex-US Small-Mid Cap Index was the Fund’s index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Investor Class Shares | SA International Small Company Fund | Risk Lose Money [Member]
The share price of the Fund may change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Fund.
Investor Class Shares | SA International Small Company Fund | Market Risk [Member]

• Market Risk: The value of the securities in which the Underlying Funds invest may go up or down in response to the prospects of individual issuers, general economic or market conditions, pandemics or other national/international health and safety emergencies, war or other conflicts around the globe, and/or investor behavior that leads investors’ perceptions of value (as reflected in the price of the security) to diverge from fundamental value.

Investor Class Shares | SA International Small Company Fund | Sector Risk [Member]

• Sector Risk: Companies with similar characteristics may be grouped together in broad categories called sectors. The Fund may be overweight in certain sectors at various times. To the extent the Fund invests more heavily in a particular sector, its performance will be especially sensitive to any economic, business, regulatory or other developments which generally affect that sector. Individual sectors may underperform other sectors or the market as a whole.

Investor Class Shares | SA International Small Company Fund | European Economic Risk [Member]

• European Economic Risk: The European Union’s (“EU”) Economic and Monetary Union requires member countries to comply with restrictions on interest rates, deficits, debt levels, inflation rates and other factors, each of which may significantly impact every European country. The economies of EU member countries and their trading partners may be adversely affected by changes in the Euro’s exchange rate, changes in EU or governmental regulations on trade, and the threat of default or default by an EU member country on its sovereign debt, which could negatively impact the Fund’s investments and cause it to lose money.

Investor Class Shares | SA International Small Company Fund | Operational Risk [Member]

• Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes that result in events or circumstances that negatively impact the operations of the Fund and that may adversely impact Fund performance. Various operational events or circumstances are outside the Adviser’s and Sub-Adviser’s control, including instances at third parties. The Fund, the Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Investor Class Shares | SA International Small Company Fund | Cybersecurity Risk [Member]

• Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. Cyber-attacks affecting the Fund, any of its service providers or any issuer in which the Fund invests may adversely impact the Fund.

Investor Class Shares | SA International Small Company Fund | Management Risk [Member]

• Management Risk: The investment techniques and risk analyses applied by the Sub-Adviser may not produce the desired results. Furthermore, legislative, regulatory, or tax restrictions, policies, or developments may affect the investment techniques available to the Sub-Adviser in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Investor Class Shares | SA International Small Company Fund | Large Investor Risk [Member]

• Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may: affect the performance of the Fund; increase realized capital gains; accelerate the realization of taxable income to shareholders; and increase transaction costs and/or other expenses for the Fund.

Investor Class Shares | SA International Small Company Fund | Foreign Securities and Currency Risk [Member]

• Foreign Securities and Currency Risk: Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization or expropriation of assets; currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operational risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Values of securities denominated in foreign currencies also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. The Underlying Funds do not hedge foreign currency risk.

Investor Class Shares | SA International Small Company Fund | Securities Lending Risk [Member]

• Securities Lending Risk: Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of the Underlying Fund shares (and, indirectly, the Fund shares) may fall. The value of the Underlying Fund shares (and, indirectly, the Fund shares) could also fall if a loan is called and the Underlying Fund is required to liquidate reinvested collateral at a loss or if the Underlying Fund is unable to reinvest cash collateral at rates which exceed the costs involved.

Investor Class Shares | SA International Small Company Fund | Small Company Stock Risk [Member]

• Small Company Stock Risk: The stocks of small companies may involve more risk than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result they may be more sensitive to changing economic conditions, which could increase the volatility of their share prices. In addition, small company stocks typically are traded in lower volume, making them more difficult to purchase or sell at the desired time and price or in the desired amount. Generally, the smaller the company size, the greater these risks.

Investor Class Shares | SA International Small Company Fund | Profitability Investment Risk [Member]

• Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Fund to at times underperform equity funds that use other investment strategies.

Investor Class Shares | SA International Small Company Fund | Derivatives Risk [Member]

• Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives and other similar investments (referred to herein collectively as “derivatives”) may be considered to carry more risk than other types of investments. When the Fund uses derivatives, the Fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit, operational, legal, leverage and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. Changes in the value of a derivative may also create margin delivery or settlement payment obligations for the Fund.

Investor Class Shares | SA International Small Company Fund | Value Stock Risk [Member]

• Value Stock Risk: Value stocks may perform differently from the market as a whole, and following a value-oriented investment strategy may cause the Fund to, at times, underperform equity funds that use other investment strategies.

Investor Class Shares | SA International Small Company Fund | Fund of Funds Risk [Member]

• Fund of Funds Risk: The investment performance of the Fund is affected by the investment performance of the DFA Portfolio and, indirectly, the investment performance of the Underlying Funds. In addition, the Fund’s net asset value is subject to the fluctuations in the net asset value of the DFA Portfolio and, indirectly, the net asset values of the Underlying Funds. The ability of the Fund to achieve its investment objective depends: on the ability of the DFA Portfolio and the Underlying Funds to meet their investment objectives, on the Sub-Adviser’s decisions regarding the allocation of the DFA Portfolio’s assets among the Underlying Funds, and the Sub-Adviser’s selection of securities for the Underlying Funds. The extent to which the investment performance and risks associated with the Fund correlates to those of a particular Underlying Fund will depend upon the extent to which the DFA Portfolio’s assets are allocated from time to time for investment in the Underlying Fund, which will vary. There can be no assurance that the investment objective of the Fund, the DFA Portfolio or any Underlying Fund will be achieved. Duplication of expenses is a risk when a fund invests in other investment companies. When the DFA Portfolio invests in Underlying Funds, investors are subject to their proportionate share of the expenses of these Underlying Funds in addition to the expenses of the DFA Portfolio and the Fund. The cost of investing in the Fund, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. As the DFA Portfolio’s allocation to the Underlying Funds changes from time to time, or to the extent that the expense ratios of the DFA Portfolio or the Underlying Funds change, the operating expenses of the DFA Fund and the Underlying Funds borne by the Fund may increase or decrease.

Investor Class Shares | SA Emerging Markets Value Fund
SA Emerging Markets Value Fund
GOAL
The Fund’s goal is to achieve long-term capital appreciation.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class Shares SA Emerging Markets Value Fund SA Emerging Markets Value Fund USD ($)
Sales charge (load) imposed on purchases	none
Sales charge (load) imposed on reinvested dividends	none
Redemption fee	none
Exchange fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Investor Class Shares SA Emerging Markets Value Fund SA Emerging Markets Value Fund
Management fees
Shareholder servicing fee
Other expenses
Total annual Fund operating expenses
Fee waiver and/or expense reimbursement	[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement
[1]	The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses so that the total annual fund operating expenses (excluding interest, taxes, brokerage commissions, redemption liquidity service expenses, acquired fund fees and expenses and extraordinary expenses) are limited to 1.04%. This expense limitation will remain in effect until October 28, 2025 and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund.

expense example

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense limitation remains in place for the time period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class Shares | SA Emerging Markets Value Fund | SA Emerging Markets Value Fund | USD ($)

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To achieve the Fund’s investment objective, Dimensional Fund Advisors LP (the “Sub-Adviser”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Fund’s design emphasizes long-term drivers of expected returns identified by the Sub-Adviser’s research, while balancing risk through broad diversification across companies and sectors. The Sub-Adviser’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Fund is designed to purchase a broad and diverse group of equity securities of companies in emerging markets, which may include frontier markets (i.e., emerging market countries in an earlier stage of development). The Fund intends to purchase securities of companies with small, medium and large market capitalizations in their respective markets that the Sub-Adviser considers to be “value” stocks at the time of investment.

The Fund may emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the value segments of the approved markets in which the Fund is authorized to invest. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Sub-Adviser may consider additional factors such as price-to-cash flow or price-to-earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Sub-Adviser uses for assessing relative price and profitability are subject to change from time to time.

The Fund seeks to achieve its goal by investing in companies in countries designated by the Investment Committee of the Sub-Adviser from time to time as approved markets. The Fund is authorized to invest in the following approved markets: Brazil, Chile, China (including China-A shares which are equity securities of companies listed in China, accessible through the Stock Connect program that connects mainland China markets with the Hong Kong Stock Exchange), Colombia, the Czech Republic, Greece, Hungary, India, Indonesia, Malaysia, Mexico, the Philippines, Poland, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey, and the United Arab Emirates. The Sub-Adviser may authorize other countries for investment in the future in addition to the approved markets listed above. In addition, the Fund may also continue to hold securities associated with countries that are not listed above as approved markets but had been authorized for investment in the past and may reinvest distributions received in connection with such existing investments in such previously approved countries. As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its net assets in emerging markets investments that are approved market securities.

The Fund’s definition of what constitutes a small, medium and large company varies across countries and is based primarily on market capitalization. In each approved market, the companies listed on selected exchanges are ranked based upon their market capitalizations. The minimum market capitalization of any company eligible for purchase is generally $250 million. This threshold will vary with market conditions.

The Sub-Adviser may also increase or reduce the Fund’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum, short-run reversals, and investment characteristics. In assessing a company’s investment characteristics, the Sub-Adviser considers ratios such as recent changes in assets divided by total assets. The criteria the Sub-Adviser uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Sub-Adviser seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Fund may lend its portfolio securities to generate additional income.

PRINCIPAL INVESTMENT RISKS
The share price of the Fund may change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Fund. The principal risks that apply to the Fund are:
PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns for certain time periods compare to those of a broad-based securities market index. The table also includes the performance of an additional index with a similar investment universe as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

Annual Total Returns (per calendar year) [To be filed by amendment]

The year-to-date return through the calendar quarter ended September 30, 2024 was [  ]%.

Highest/lowest quarterly return during the periods shown:

	Quarter Ended	Total Return
Best Quarter	[12/31/2020]	[22.30%]
Worst Quarter	[03/31/2020]	[(32.75)%]

Average Annual Total Returns (for periods ended December 31, 2023)
Average Annual Total Returns - Investor Class Shares - SA Emerging Markets Value Fund		1 Year	5 Years	10 Years
SA Emerging Markets Value Fund
SA Emerging Markets Value Fund | After Taxes on Distributions
SA Emerging Markets Value Fund | After Taxes on Distributions and Sales
Morningstar EM All Cap TME NR USD Index	[1]
Morningstar® Emerging Markets Value Target Market Exposure Index	[2]
[1]	Effective June 30, 2024, the Morningstar EM All Cap TME NR USD IndexSM became the Fund’s broad-based securities market index (also referred to as the “Primary Benchmark”). The Morningstar EM All Cap TME NR USD IndexSM serves as the Fund’s regulatory index and provides a broad measure of market performance. The Morningstar® Emerging Markets Value Target Market Exposure IndexSM is the Fund’s additional index (also referred to as the “Secondary Benchmark”) and is more representative of the Fund’s investment universe than the regulatory index.
[2]	Prior to June 30, 2024, the Morningstar® Emerging Markets Value Target Market Exposure IndexSM was the Fund’s broad-based securities market index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Investor Class Shares | SA Emerging Markets Value Fund | Risk Lose Money [Member]
The share price of the Fund may change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Fund.
Investor Class Shares | SA Emerging Markets Value Fund | Market Risk [Member]

• Market Risk: The value of securities may go up or down in response to the prospects of individual issuers, general economic or market conditions, pandemics or other national/international health and safety emergencies, war or other conflicts around the globe, and/or investor behavior that leads investors’ perceptions of value (as reflected in the price of the security) to diverge from fundamental value.

Investor Class Shares | SA Emerging Markets Value Fund | Sector Risk [Member]

• Sector Risk: Companies with similar characteristics may be grouped together in broad categories called sectors. The Fund may be overweight in certain sectors at various times. To the extent the Fund invests more heavily in a particular sector, its performance will be especially sensitive to any economic, business, regulatory or other developments which generally affect that sector. Individual sectors may underperform other sectors or the market as a whole.

Investor Class Shares | SA Emerging Markets Value Fund | Operational Risk [Member]

• Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes that result in events or circumstances that negatively impact the operations of the Fund and that may adversely impact Fund performance. Various operational events or circumstances are outside the Adviser’s and Sub-Adviser’s control, including instances at third parties. The Fund, the Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Investor Class Shares | SA Emerging Markets Value Fund | Cybersecurity Risk [Member]

• Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. Cyber-attacks affecting the Fund, any of its service providers or any issuer in which the Fund invests may adversely impact the Fund.

Investor Class Shares | SA Emerging Markets Value Fund | Management Risk [Member]

• Management Risk: The investment techniques and risk analyses applied by the Sub-Adviser may not produce the desired results. Furthermore, legislative, regulatory, or tax restrictions, policies, or developments may affect the investment techniques available to the Sub-Adviser in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Investor Class Shares | SA Emerging Markets Value Fund | Large Investor Risk [Member]

• Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may: affect the performance of the Fund; increase realized capital gains; accelerate the realization of taxable income to shareholders; and increase transaction costs and/or other expenses for the Fund.

Investor Class Shares | SA Emerging Markets Value Fund | Foreign Securities and Currency Risk [Member]

• Foreign Securities and Currency Risk: Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization or expropriation of assets; currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operational risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Values of securities denominated in foreign currencies also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies.

Investor Class Shares | SA Emerging Markets Value Fund | Securities Lending Risk [Member]

• Securities Lending Risk: Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of the Fund shares may fall. The value of the Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the Fund is unable to reinvest cash collateral at rates which exceed the costs involved.

Investor Class Shares | SA Emerging Markets Value Fund | Large Company Stock Risk [Member]
• Large Company Stock Risk: Larger, more established companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.
Investor Class Shares | SA Emerging Markets Value Fund | Medium-Size Company Stock Risk [Member]

• Medium-Size Company Stock Risk: Stocks of medium-size companies are usually more sensitive to adverse business developments and economic, political, regulatory and market factors than stocks of larger companies, and the prices of stocks of medium-size companies may be more volatile.

Investor Class Shares | SA Emerging Markets Value Fund | Small Company Stock Risk [Member]

• Small Company Stock Risk: The stocks of small companies may involve more risk than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of their share prices. In addition, small company stocks typically are traded in lower volume, making them more difficult to purchase or sell at the desired time and price or in the desired amount. Generally, the smaller the company size, the greater these risks.

Investor Class Shares | SA Emerging Markets Value Fund | Profitability Investment Risk [Member]

• Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Fund to at times underperform equity funds that use other investment strategies.

Investor Class Shares | SA Emerging Markets Value Fund | Derivatives Risk [Member]

• Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives and other similar investments (referred to herein collectively as “derivatives”) may be considered to carry more risk than other types of investments. When the Fund uses derivatives, the Fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit, operational, legal, leverage and management risks, as well as the risk of improper valuation.

Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. Changes in the value of a derivative may also create margin delivery or settlement payment obligations for the Fund.

Investor Class Shares | SA Emerging Markets Value Fund | Value Stock Risk [Member]

• Value Stock Risk: Value stocks may perform differently from the market as a whole, and following a value-oriented investment strategy may cause the Fund to, at times, underperform equity funds that use other investment strategies.

Investor Class Shares | SA Emerging Markets Value Fund | Emerging Markets Risk [Member]

• Emerging Markets Risk: Investing in emerging market countries involves risks in addition to those generally associated with investing in developed foreign countries. Securities issued in these countries may be more volatile and less liquid than securities issued in foreign countries with more developed economies or markets. Numerous emerging market countries have experienced serious, and frequently continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under emergency conditions. These risks may be magnified in countries that are frontier markets.

Investor Class Shares | SA Emerging Markets Value Fund | China Investments Risk [Member]

• China Investments Risk: There are special risks associated with investments in China and Taiwan, which are considered emerging market countries by the Fund. The Chinese government has implemented significant economic reforms in order to liberalize trade policy, promote foreign investment in the economy, reduce government control of the economy and develop market mechanisms. But there can be no assurance that these reforms will continue or that they will be effective. Despite reforms and privatizations of companies in certain sectors, the Chinese government still exercises substantial influence over many aspects of the private sector and may own or control many companies. The Chinese government continues to maintain a major role in economic policy making and investing in China involves risks of losses due to expropriation, nationalization, confiscation of assets and property, and the imposition of restrictions on foreign investments and on repatriation of capital invested.

A reduction in spending on Chinese products and services or the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States may also have an adverse impact on the Chinese economy. In addition, investments in Taiwan could be adversely affected by its political and economic relationship with China. Certain securities issued by companies located or operating in China, such as China A-shares, are also subject to trading restrictions, quota limitations and less market liquidity, which could pose risks to the Fund. The Fund may also invest in special structures that utilize contractual arrangements to provide exposure to certain Chinese companies, known as variable interest entities (“VIEs”), that operate in sectors in which China restricts and/or prohibits foreign investments. The Chinese government’s acceptance of the VIE structure is evolving. It is uncertain whether Chinese officials and regulators will withdraw their acceptance of the structure or whether Chinese courts or arbitration bodies would decline to enforce the contractual rights of foreign investors, each of which would likely have significant, detrimental, and possibly permanent losses on the value of such investments.

Investor Class Shares | SA Real Estate Securities Fund
SA Real Estate Securities Fund
GOAL
The Fund’s goal is to achieve long-term capital appreciation.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class Shares SA Real Estate Securities Fund SA Real Estate Securities Fund USD ($)
Sales charge (load) imposed on purchases	none
Sales charge (load) imposed on reinvested dividends	none
Redemption fee	none
Exchange fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Investor Class Shares SA Real Estate Securities Fund SA Real Estate Securities Fund
Management fees
Shareholder servicing fee
Other expenses
Total annual Fund operating expenses
Fee waiver and/or expense reimbursement	[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement
[1]	The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses so that the total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, redemption liquidity service expenses, acquired fund fees and expenses and extraordinary expenses) are limited to 0.75%. This expense limitation will remain in effect until October 28, 2025 and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund.

expense example

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense limitation remains in place for the time period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class Shares | SA Real Estate Securities Fund | SA Real Estate Securities Fund | USD ($)

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To achieve the Fund’s investment objective, Dimensional Fund Advisors LP (the “Sub-Adviser”) implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. The Fund is designed to purchase readily marketable equity securities of companies whose principal activities include ownership, management, development, construction or sale of residential, commercial or industrial real estate. The Fund will principally invest in equity securities of companies in certain real estate investment trusts (“REITs”) and companies engaged in residential construction and firms, except partnerships, whose principal business is to develop commercial property. The Fund generally considers a company to be principally engaged in the real estate industry if the company (i) derives at least 50% of its revenue or profits from the ownership, management, development, construction or sale of residential, commercial, industrial or other real estate; (ii) has at least 50% of the value of its assets invested in residential, commercial, industrial or other real estate; or (iii) is organized as a REIT or REIT-like entity. REIT or REIT-like entities are types of real estate companies that pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests.

The Fund will make equity investments in securities listed on a securities exchange in the United States that is deemed appropriate by the Sub-Adviser, using a market capitalization weighted approach. The Fund invests in companies of all sizes. A company’s market capitalization is the number of its shares outstanding times its price per share. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Fund than companies with relatively lower market capitalizations. The Sub-Adviser may adjust the representation in the Fund of an eligible company, or exclude a company, after considering such factors as free float, trading strategies, liquidity, price momentum, short-run reversals, and other factors that the Sub-Adviser determines to be appropriate.

The Fund will purchase shares of REITs. A REIT is not subject to federal income tax on net income and gains it distributes to shareholders if it complies with several requirements relating to its organization, ownership, assets and income and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gain) for each taxable year. As a non-fundamental policy, under normal circumstances, at least 80% of the Fund’s net assets will be invested in securities of companies in the real estate industry.

The Fund may lend its portfolio securities to generate additional income.

PRINCIPAL INVESTMENT RISKS
The share price of the Fund may change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Fund. The principal risks that apply to the Fund are:
PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns for certain time periods compare to those of a broad-based securities market index. The table also includes the performance of an additional index with a similar investment universe as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

Annual Total Returns (per calendar year) [To be filed by amendment]

The year-to-date return through the calendar quarter ended September 30, 2024 was [  ]%.

Highest/lowest quarterly return during the periods shown:

	Quarter Ended	Total Return
Best Quarter	[03/31/2019]	[16.78%]
Worst Quarter	[03/31/2020]	[(23.22)%]

Average Annual Total Returns - Investor Class Shares - SA Real Estate Securities Fund		1 Year	5 Years	10 Years
SA Real Estate Securities Fund
SA Real Estate Securities Fund | After Taxes on Distributions
SA Real Estate Securities Fund | After Taxes on Distributions and Sales
Morningstar U.S. Market Extended TR USD Index	[1]
Morningstar® U.S. REIT Index	[2]
[1]	Effective June 30, 2024, the Morningstar U.S. Market Extended TR USD IndexSM became the Fund’s broad-based securities market index (also referred to as the “Primary Benchmark”). The Morningstar U.S. Market Extended TR USD IndexSM serves as the Fund’s regulatory index and provides a broad measure of market performance. The Morningstar® U.S. REIT IndexSM is the Fund’s additional index (also referred to as the “Secondary Benchmark”) and is more representative of the Fund’s investment universe than the regulatory index.
[2]	Prior to June 30, 2024, the Morningstar® U.S. REIT IndexSM was the Fund’s broad-based securities market index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Investor Class Shares | SA Real Estate Securities Fund | Risk Lose Money [Member]
The share price of the Fund may change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Fund.
Investor Class Shares | SA Real Estate Securities Fund | Market Risk [Member]

• Market Risk: The value of securities may go up or down in response to the prospects of individual issuers, general economic or market conditions, pandemics or other national/international health and safety emergencies, war or other conflicts around the globe, and/or investor behavior that leads investors’ perceptions of value (as reflected in the price of the security) to diverge from fundamental value.

Investor Class Shares | SA Real Estate Securities Fund | Operational Risk [Member]

• Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes that result in events or circumstances that negatively impact the operations of the Fund and that may adversely impact Fund performance. Various operational events or circumstances are outside the Adviser’s and Sub-Adviser’s control, including instances at third parties. The Fund, the Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Investor Class Shares | SA Real Estate Securities Fund | Cybersecurity Risk [Member]

• Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. Cyber-attacks affecting the Fund, any of its service providers or any issuer in which the Fund invests may adversely impact the Fund.

Investor Class Shares | SA Real Estate Securities Fund | Management Risk [Member]

• Management Risk: The investment techniques and risk analyses applied by the Sub-Adviser may not produce the desired results. Furthermore, legislative, regulatory, or tax restrictions, policies, or developments may affect the investment techniques available to the Sub-Adviser in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Investor Class Shares | SA Real Estate Securities Fund | Large Investor Risk [Member]

• Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may: affect the performance of the Fund; increase realized capital gains; accelerate the realization of taxable income to shareholders; and increase transaction costs and/or other expenses for the Fund.

Investor Class Shares | SA Real Estate Securities Fund | Securities Lending Risk [Member]

• Securities Lending Risk: Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of the Fund shares may fall. The value of the Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the Fund is unable to reinvest cash collateral at rates which exceed the costs involved.

Investor Class Shares | SA Real Estate Securities Fund | Derivatives Risk [Member]

• Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives and other similar investments (referred to herein collectively as “derivatives”) may be considered to carry more risk than other types of investments. When the Fund uses derivatives, the Fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit, operational, legal, leverage and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. Changes in the value of a derivative may also create margin delivery or settlement payment obligations for the Fund.

Investor Class Shares | SA Real Estate Securities Fund | Risk of Concentrating in the Real Estate Industry [Member]

• Risk of Concentrating in the Real Estate Industry: The Fund’s exclusive focus on the real estate industry will subject the Fund to the general risks of direct real estate ownership. The Fund’s performance may be materially different from the broad U.S. equity market.

Investor Class Shares | SA Real Estate Securities Fund | Real Estate and REIT Investment Risk [Member]

• Real Estate and REIT Investment Risk: The value of securities in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, and tax and regulatory requirements. Investing in REITs and REIT-like entities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs and REIT-like entities are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. REITs also are subject to the possibility of failing to qualify for federally tax-free pass-through of income. Also, because REITs and REIT-like entities typically are invested in a limited number of projects or in a particular market segment, these entities are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. The Fund will indirectly bear a portion of the expenses, including management and administration expenses, paid by each REIT in which it invests, in addition to the expenses of the Fund.

Investor Class Shares | SA Real Estate Securities Fund | Interest Rate Risk [Member]
• Interest Rate Risk: Changes in prevailing interest rates affect not only the value of REIT shares but may also impact the market value of the REIT’s investment real estate.
Investor Class Shares | SA Real Estate Securities Fund | Cyclical Market Risk [Member]

• Cyclical Market Risk: The real estate industry tends to be cyclical with periods of relative under-performance and out-performance in comparison to the broad U.S. equity market. Such cycles may adversely affect the value of the Fund’s portfolio.

SA Worldwide Moderate Growth Fund Investor Class Shares | SA Worldwide Moderate Growth Fund
SA Worldwide Moderate Growth Fund
GOAL
The Fund’s goal is long-term capital appreciation and current income with a greater emphasis on long-term capital appreciation.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SA Worldwide Moderate Growth Fund Investor Class Shares SA Worldwide Moderate Growth Fund SA Worldwide Moderate Growth Fund USD ($)
Sales charge (load) imposed on purchases	none
Sales charge (load) imposed on reinvested dividends	none
Redemption fee	none
Exchange fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SA Worldwide Moderate Growth Fund Investor Class Shares SA Worldwide Moderate Growth Fund SA Worldwide Moderate Growth Fund
Management fees	none	[1]
Shareholder servicing fee	none	[2]
Other expenses
Acquired fund fees and expenses
Total annual Fund operating expenses
Fee waiver and/or expense reimbursement		[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement
[1]	The management fee has two components. There is no management fee on assets invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The Fund is subject to a management fee of 0.25% on assets invested in any other investments. The Fund does not currently intend to make investments that would be subject to a management fee.
[2]	There is no shareholder servicing fee on assets invested in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, money market funds or held in cash or cash equivalents. The Fund is subject to a shareholder servicing fee of 0.25% on assets invested in any other investments. The Fund does not currently intend to make investments that would be subject to a shareholder servicing fee.
[3]	The Adviser has contractually agreed to waive fees and/or reimburse expenses so that the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed the total annual acquired fund fees and expenses related to the Fund’s investments in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, or any money market fund. This expense limitation will remain in effect until October 28, 2025 and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund.

expense example

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense limitation remains in place for the time period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SA Worldwide Moderate Growth Fund Investor Class Shares | SA Worldwide Moderate Growth Fund | SA Worldwide Moderate Growth Fund | USD ($)

PORTFOLIO TURNOVER

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Fund, which operates as a fund of funds and invests in the Underlying SA Funds, does not pay transaction costs when buying and selling shares of the Underlying SA Funds; however, each of the Underlying SA Funds pay transaction costs when buying and selling securities for its portfolio. The transaction costs incurred by the Underlying SA Funds, which are not reflected in annual Fund operating expenses or in the expense example, affect the performance of the Underlying SA Funds and the Fund. During the most recent fiscal year, the Fund’s portfolio turnover rate was [  ]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing in other mutual funds (“Underlying SA Funds”) managed by Buckingham Strategic Partners, LLC (“Adviser”) comprising various asset categories and strategies. The Adviser has established an asset allocation target for the Fund. This target is the approximate percentage of the Fund’s assets that will be invested in equity investments and fixed income investments. Under normal market conditions, the Fund currently expects to invest approximately 70% of its assets in equity investments and approximately 30% of its assets in fixed income investments as represented by the holdings of the Underlying SA Funds in which the Fund invests. Actual allocations to fixed income investments or equity investments can deviate by up to 10%.

The Fund generally intends to remain well-diversified across countries and geographical regions. The Fund will normally invest at least 25% of its total assets in equity and fixed income investments issued by foreign companies and governments. Equity investments of the Underlying SA Funds may include securities of U.S. companies and foreign companies in developed and emerging market countries. Investments will include securities of small-, mid- and large-capitalization companies and will be broadly diversified across companies and industries. Investments may also include securities of real estate companies, including real estate investment trusts. Equity securities in which the Underlying SA Funds may invest include common stocks, preferred stocks, warrants, American Depositary Receipts and similar instruments. Fixed income investments of the Underlying SA Funds may include obligations issued or guaranteed by the U.S. or foreign governments or their respective agencies or instrumentalities, corporate debt obligations of U.S. and foreign issuers, obligations of supranational organizations, U.S. and foreign bank obligations, commercial paper, and repurchase agreements. Fixed income investments are normally investment grade securities (rated at least BBB- by Standard & Poor’s (“S&P”), Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or BBB- by Fitch Ratings Inc. (“Fitch”) or, if unrated, determined to be of comparable quality) that mature within five years from the date of settlement.

The Adviser has formulated the asset class allocations and bases investments in the Underlying SA Funds on its outlook for, and the relative valuations of, the Underlying SA Funds and the various markets in which they invest. The Adviser may change the asset class allocations and the particular Underlying SA Funds in which the Fund invests, without notice or shareholder approval. The Adviser may sell the Fund’s holdings for a variety of reasons, including to invest in Underlying SA Funds that may offer superior opportunities given market conditions.

The Underlying SA Funds in which the Fund may invest are described under “Information about the Underlying SA Funds.”

PRINCIPAL INVESTMENT RISKS
You may lose money if you invest in the Fund. The principal risks that apply to the Fund (either directly or through its investments in the Underlying SA Funds) are:
PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns for certain time periods compare to those of a broad-based securities market index. The table also includes the performance of an additional index with a similar investment universe as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

Annual Total Returns (per calendar year) [To be filed by amendment]

The year-to-date return through the calendar quarter ended September 30, 2024 was [  ]%.

Highest/lowest quarterly return during the period shown:

	Quarter Ended	Total Return
Best Quarter	[12/31/2020]	[14.24]%
Worst Quarter	[03/31/2020]	[(21.96)]%

Average Annual Total Returns - SA Worldwide Moderate Growth Fund Investor Class Shares - SA Worldwide Moderate Growth Fund		1 Year	5 Years	Since Inception	[1]
SA Worldwide Moderate Growth Fund
SA Worldwide Moderate Growth Fund | After Taxes on Distributions
SA Worldwide Moderate Growth Fund | After Taxes on Distributions and Sales
Morningstar Global NR USD Index	[2]
Morningstar® U.S. Moderate Target Allocation Index	[3]
[1]	July 1, 2015.
[2]	Effective June 30, 2024, the Morningstar Global NR USD IndexSM became the Fund’s broad-based securities market index (also referred to as the “Primary Benchmark”). The Morningstar Global NR USD IndexSM serves as the Fund's regulatory index and provides a broad measure of market performance. The Morningstar® U.S. Moderate Target Allocation IndexSM is the Fund's additional index (also referred to as the “Secondary Benchmark”) and is more representative of the Fund's investment universe than the regulatory index.
[3]	Prior to June 30, 2024, the Morningstar® U.S. Moderate Target Allocation IndexSM was the Fund’s broad-based securities market index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

SA Worldwide Moderate Growth Fund Investor Class Shares | SA Worldwide Moderate Growth Fund | Risk Lose Money [Member]
You may lose money if you invest in the Fund.
SA Worldwide Moderate Growth Fund Investor Class Shares | SA Worldwide Moderate Growth Fund | Market Risk [Member]
•	Market Risk: The value of securities may go up or down in response to the prospects of individual issuers, general economic or market conditions, pandemics or other national/international health and safety emergencies, war or other conflicts around the globe, and/or investor behavior that leads investors’ perceptions of value (as reflected in the price of the security) to diverge from fundamental value.

SA Worldwide Moderate Growth Fund Investor Class Shares | SA Worldwide Moderate Growth Fund | Credit Risk [Member]
•	Credit Risk: The risks that the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. The downgrade of the credit rating of a security may decrease its value.

SA Worldwide Moderate Growth Fund Investor Class Shares | SA Worldwide Moderate Growth Fund | Investment Grade Securities Risk [Member]
•	Investment Grade Securities Risk: Fixed income securities commonly are rated by national bond ratings agencies. Securities rated in the lower investment grade rating categories (e.g., BBB by S&P or Fitch or Baa by Moody’s) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

SA Worldwide Moderate Growth Fund Investor Class Shares | SA Worldwide Moderate Growth Fund | U.S. Government Securities Risk [Member]
•	U.S. Government Securities Risk: U.S. government guarantees on fixed income securities do not extend to shares of the Fund itself and do not guarantee the market price of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit.

SA Worldwide Moderate Growth Fund Investor Class Shares | SA Worldwide Moderate Growth Fund | European Economic Risk [Member]
•	European Economic Risk: The European Union’s (“EU”) Economic and Monetary Union requires member countries to comply with restrictions on interest rates, deficits, debt levels, inflation rates and other factors, each of which may significantly impact every European country. The economies of EU member countries and their trading partners may be adversely affected by changes in the euro’s exchange rate, changes in EU or governmental regulations on trade, and the threat of default or default by an EU member country on its sovereign debt, which could negatively impact the Fund’s investments and cause it to lose money.

SA Worldwide Moderate Growth Fund Investor Class Shares | SA Worldwide Moderate Growth Fund | Foreign Government and Supranational Organization Obligations Risk [Member]
•	Foreign Government and Supranational Organization Obligations Risk: Investments in foreign government obligations are exposed to the direct or indirect consequences of political, social, and economic changes in various countries. There is generally limited legal recourse in the event of a default with respect to foreign government and supranational organization obligations.

SA Worldwide Moderate Growth Fund Investor Class Shares | SA Worldwide Moderate Growth Fund | Liquidity Risk [Member]
•	Liquidity Risk: Illiquid investments may be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which it is being carried. Liquidity risk can be more pronounced during periods of market turmoil or economic uncertainty.

SA Worldwide Moderate Growth Fund Investor Class Shares | SA Worldwide Moderate Growth Fund | Operational Risk [Member]
•	Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes that result in events or circumstances that negatively impact the operations of the Fund and that may adversely impact Fund performance. Various operational events or circumstances are outside the Adviser’s and Sub-Adviser’s control, including instances at third parties. The Fund, the Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

SA Worldwide Moderate Growth Fund Investor Class Shares | SA Worldwide Moderate Growth Fund | Cybersecurity Risk [Member]
•	Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. Cyber-attacks affecting the Fund, any of its service providers or any issuer in which the Fund invests may adversely impact the Fund.

SA Worldwide Moderate Growth Fund Investor Class Shares | SA Worldwide Moderate Growth Fund | Management Risk [Member]
•	Management Risk: The investment techniques and risk analyses applied by the Adviser may not produce the desired results. Furthermore, legislative regulatory, or tax restrictions, policies, or developments may affect the investment techniques available to the Adviser in connection with managing the Allocation Fund or the Underlying SA Funds. There is no guarantee that the investment objective of the Allocation Fund or the Underlying SA Funds will be achieved.

SA Worldwide Moderate Growth Fund Investor Class Shares | SA Worldwide Moderate Growth Fund | Foreign Securities and Currency Risk [Member]
•	Foreign Securities and Currency Risk: Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operational risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Values of securities denominated in foreign currencies also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies.

SA Worldwide Moderate Growth Fund Investor Class Shares | SA Worldwide Moderate Growth Fund | Profitability Investment Risk [Member]
•	Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Fund to at times underperform equity funds that use other investment strategies.

SA Worldwide Moderate Growth Fund Investor Class Shares | SA Worldwide Moderate Growth Fund | Derivatives Risk [Member]
·	Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives and other similar investments (referred to herein collectively as “derivatives”) may be considered to carry more risk than other types of investments. When an Underlying SA Fund uses derivatives, the Fund will be exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit, operational, legal, leverage and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. Changes in the value of a derivative may also create margin delivery or settlement payment obligations for an Underlying SA Fund.

SA Worldwide Moderate Growth Fund Investor Class Shares | SA Worldwide Moderate Growth Fund | Value Stock Risk [Member]
•	Value Stock Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Fund to at times underperform equity funds that use other investment strategies. In addition, particular value stocks in which the Underlying SA Funds invest may perform negatively even during periods when value stocks, in general, perform positively.

SA Worldwide Moderate Growth Fund Investor Class Shares | SA Worldwide Moderate Growth Fund | Emerging Markets Risk [Member]
•	Emerging Markets Risk: Investing in emerging market countries involves risks in addition to those generally associated with investing in developed foreign countries. Securities issued in these countries may be more volatile and less liquid than securities issued in foreign countries with more developed economies or markets. Numerous emerging market countries have experienced serious, and frequently continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under emergency conditions. These risks may be magnified in countries that are frontier markets.

SA Worldwide Moderate Growth Fund Investor Class Shares | SA Worldwide Moderate Growth Fund | Interest Rate Risk [Member]
•	Interest Rate Risk: Generally, when market interest rates rise, the value of fixed income securities declines, and vice versa. Investing in such securities means that the Fund’s NAV will tend to decline if market interest rates rise. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. In addition, fluctuations in interest rates may adversely affect the liquidity of certain fixed-income securities held by the Fund.

SA Worldwide Moderate Growth Fund Investor Class Shares | SA Worldwide Moderate Growth Fund | Affiliated Fund Risk [Member]
•	Affiliated Fund Risk: In managing a Fund that invests in Underlying SA Funds, the Adviser will have the authority to select and substitute the Underlying SA Funds. The Adviser may be subject to potential conflicts of interest in allocating the Fund’s assets among the various Underlying SA Funds because the fees payable to it by some of the Underlying SA Funds are higher than the fees payable by other Underlying SA Funds and because the Adviser is also responsible for managing, administering, and providing shareholder servicing to the Underlying SA Funds.

SA Worldwide Moderate Growth Fund Investor Class Shares | SA Worldwide Moderate Growth Fund | Investment in Underlying SA Funds Risk [Member]
•	Investment in Underlying SA Funds Risk: The investment performance of the Fund is affected by the investment performance of the Underlying SA Funds in which the Fund invests. In addition, the Fund’s net asset value (“NAV”) per share is subject to fluctuations in the NAVs of the Underlying SA Funds in which it invests. The Fund is also subject to the risks associated with the securities in which the Underlying SA Funds invest and the ability of the Fund to achieve its investment objective depends on the ability of the Underlying SA Funds to meet their investment objectives and on the Adviser’s decisions regarding the allocation of the Fund’s assets among the Underlying SA Funds. The extent to which the investment performance and risks associated with the Fund correlates to those of a particular Underlying SA Fund will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Underlying SA Fund, which will vary. There can be no assurance that the investment objective of the Fund or any Underlying SA Fund will be achieved. When the Fund invests in Underlying SA Funds, the Fund will indirectly bear its proportionate share of the fees and expenses of these Underlying SA Funds in addition to the direct fees and expenses of the Fund. The cost of investing in the Fund, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. As the Fund’s allocation to the Underlying SA Funds changes from time to time, or to the extent that the expense ratios of the Underlying SA Funds change, the operating expenses of the Underlying SA Funds borne by the Fund may increase or decrease.

SA Worldwide Moderate Growth Fund Investor Class Shares | SA Worldwide Moderate Growth Fund | Allocation Risk [Member]
•	Allocation Risk: The Fund’s ability to achieve its investment objective depends upon the Adviser’s ability to develop an appropriate asset class allocation model and select an appropriate mix and weighting of Underlying SA Funds. There is a risk that the Adviser’s evaluations and assumptions regarding asset classes, market segments or selection of Underlying SA Funds fails to produce the intended results which could cause the Fund to underperform other funds with a similar investment objective.

SA Worldwide Moderate Growth Fund Investor Class Shares | SA Worldwide Moderate Growth Fund | Equity Risk [Member]
•	Equity Risk: In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions and other factors.

SA Worldwide Moderate Growth Fund Investor Class Shares | SA Worldwide Moderate Growth Fund | Capitalization Risk [Member]
•	Capitalization Risk: Larger, more established companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes. Stocks of medium-size companies are usually more sensitive to adverse business developments and economic, political, regulatory and market factors than stocks of larger companies, and the prices of stocks of medium-size companies may be more volatile. The stocks of small companies may involve more risk than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of their share prices. In addition, small company stocks typically are traded in lower volume, making them more difficult to purchase or sell at the desired time and price or in the desired amount. Generally, the smaller the company size, the greater these risks.